'33 Act File No. 333-156020
'40 Act File No. 811-21610

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 3	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President - and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2010 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment .

Nationwide YourLife ®   Survivorship VUL – New York

Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-7

The date of this prospectus is May 1, 2010

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

You should read your policy along with this prospectus.  This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the beneficiary that you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	8
Fixed Investment Option
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	9
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy	11
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Right to Exchange
Annual Option to Purchase Paid Up Coverage
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges	15
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charges
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Mutual Fund Operating Expenses
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	20
Overloan Lapse Protection Rider
Policy Split Option Rider
Additional Term Insurance Rider
No Charge Four Year Term Insurance Rider
Four Year Term Insurance Rider
Extended Death Benefit Guarantee Rider
Policy Owner Services	26
Dollar Cost Averaging
Asset Rebalancing
Automated Income Monitor
Policy Loans	28
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect of Policy Loans
Repayment

Table of Contents (continued)
Page
Lapse	29
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders	30
Full Surrender
Partial Surrender
The Death Benefit	31
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	32
Extending the Maturity Date
Payment of Policy Proceeds	32
Life Income with Payments Guaranteed Option
Joint and Survivor Life Option
Life Income Option
Taxes	33
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	38
Nationwide VLI Separate Account-7	38
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	39
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	42
Appendix A: Sub-Account Information	43
Appendix B: Definitions	52

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the death benefit Proceeds upon the Insured's death if the Insured die s while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Total Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the death benefit option;
•	increase or decrease the Total Specified Amount;
•	change your beneficiaries; and
•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay sufficient Premium to meet the requirements set forth in the "Guaranteed Policy Continuation Provision" section of the "Lapse" provision.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment option less any Surrender Charge.  The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•	Surrender the policy for its Cash Surrender Value at any time while the policy is In Force. You may choose to receive the Cash Surrender Value in a lump sum or over time.

Premium Flexibility

You will select a Premium payment plan for the policy.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers a fixed investment option, the "fixed account," which will earn interest daily at an annual effective rate of at least 3%.

The variable investment options offered under the policy are Sub-Accounts corresponding to mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-7 contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer Cash Value between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.   We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  Unlike other variable insurance products Nationwide offers, these Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before either Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the policy is In Force.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  If the policy is issued in New York and it is not issued as a replacement, you may cancel the policy during your ten day examination period and receive a refund of your initial Premium payment.  If the policy is issued in New York and is a replacement of another life insurance policy, the examination period is sixty days and the refund will be the policy's Cash Value.  If the policy is issued in any other state or territory, the refund will be the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

Riders

You may purchase one or more of the available Riders.  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Overloan Lapse Protection Rider
•	Policy Split Option Rider
•	Additional Term Insurance Rider
•	No Charge Four Year Term Insurance Rider
•	Four Year Term Insurance Rider
•	Extended Death Benefit Guarantee Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.  Refer to the "Surrender Charge" section of this prospectus for additional information.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage.  When you take a partial surrender or policy loan, the Cash Value of your policy available for allocation to the Sub-Accounts and/or fixed account is reduced and you lose the ability to generate investment return on the surrendered/loaned amounts.  Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  Partial surrenders may also decrease the Death Benefit and Total Specified Amount.  Policy loans do not participate in positive Investment Experience which may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender may, and a policy loan will, decrease the policy's Death Benefit, depending on how the death benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may be currently taxable as ordinary income and not as a return of investment. For more detailed information concerning the tax consequences of this policy please see the "Taxes" provision. For detailed information regarding tax treatment of modified endowment contracts, please see the "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" section of the "Taxes" provision. Consult a qualified tax adviser on all tax matters involving your policy.

The proceeds of a life insurance policy are includible in the gross estate for federal income tax purposes of the surviving insured if either (a) the proceeds are payable to the executor of the estate of the surviving Insured , or (b) the Insureds , at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the policy, etc.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed investment option until after the first policy year.  After the first policy year, we may require transfer requests from the fixed investment option be made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.  We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in less favorable Investment Experience and a lower Cash Value.  Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.   Free copies of each mutual fund's prospectus may be obtained by contacting us at the address or phone number stated on page 1 of this prospectus.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The rates in these tables may be rounded up to the nearest one-hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load1	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium
Currently:		$45 from each $1,000 of Premium
Premium Taxes1	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium
Short-Term Trading Fee2	Upon transfer of Sub-Account value out of a Sub-Account within sixty days after allocation to that Sub-Account
Maximum:		$10 per $1,000 transferred
Illustration Charge3	Upon requesting an illustration
Maximum:		$25
Currently:		$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered
Currently:		$0
Surrender Charge4	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$46.80 per $1,000 of Base Policy Specified Amount
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount

Representative:  male, issue age 55, non-tobacco and female, issue age 55, non-tobacco, Total Policy Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option One and a complete surrender of the policy in the first year
$24. 12 per $1,000 of Base Policy Specified Amount
Overloan Lapse Protection Rider5	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value

Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000		$32.00 per $1,000 of Cash Value

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses6
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge7	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.01 per $1,000 of Net Amount At Risk

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option One and policy year one		$0.01 per $1,000 of Net Amount At Risk
Flat Extra8	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge9	Monthly
Maximum:		$0.67 per $1,000 of variable Cash Value

Administrative Per Policy Charge	Monthly
Maximum:		$9 per policy
Underwriting and Distribution Charge10	Monthly
Maximum:		$0.74 per $1,000 of Base Policy Specified Amount
Minimum:		$0.03 per $1,000 of Base Policy Specified Amount

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option One and policy year one		$0.18 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge11	Annually
Maximum:		3.9% of outstanding policy loan
Periodic Charges For Riders12
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Four Year Term Insurance Rider Charge13	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option One and policy year one		$0.01 per $1,000 of Rider Death Benefit
Continued on Next Page

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

Periodic Charges For Riders12 (continued)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Additional Term Insurance Rider Charge14	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option One and policy year one		$0.01 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge	Monthly
Maximum:		$0.03 per $1,000 of Total Specified Amount
Minimum:		$0.01 per $1,000 of Total Specified Amount

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount Base Policy Specified Amount $1,000,000, Death Benefit Option One and policy year one		$0.03 per $1,000 of Total Specified Amount
Extended Death Benefit Guarantee Rider Charge15	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount
Minimum:		$0.02 per $1,000 of Base Policy Specified Amount

Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option One, Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration
$0.11 per $1,000 of Base Policy Specified Amount

The next item shows the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.29%	Maximum 1.44%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load.   The current Sales Load shown in the table is charged during each of the first fifteen policy years for Premium paid up to the Commissionable Target Premium in each year.  Currently, the maximum Premium Tax shown in the table is charged in all policy years.  For additional information, refer to the "Sales Load" and "Premium Taxes" sections of this prospectus.
2 Short- t erm t rading f ees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  Sub-Accounts that may assess a short-term trading fee are identified in the   " Appendix A: Sub-Account Information " section of this prosepectus.  For more information about transactions subject to short-term trading fees, see the " Short-Term Trading Fees " section of this prospectus.
3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.
4 When assessed, the Surrender Charge is taken from the policy's Cash Value. The Surrender Charge varies by policy based on Insureds' Issue Ages or Attained Ages on the effective date of a Base Policy Specified Amount increase, sexes, underwriting classes, Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase.  The maximum Surrender Charge calculation assumes: both Insureds are female; Issue Ages 60 and 59; both tobacco; with Substandard Ratings; Death Benefit Option One and a full surrender is taken during the first policy year.  The minimum Surrender Charge calculation assumes: one Insured is male; Issue Age 35; tobacco preferred; one Insured is female; Issue Age 27; tobacco preferred; no Substandard Ratings; and a full surrender is taken during policy year eight.  Other sets of assumptions may also produce the maximum and minimum charge.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For additional information, refer to the "Surrender Charges" section of this prospectus.
5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the younger Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts and the fixed account.
6 Except for the Mortality and Risk Expense Charge, which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts and the fixed account.
7 The Cost of Insurance Charge varies by policy based on individual characteristics of the Insureds, Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase.  The maximum charge assumes: both Insureds are: male; Issue Age 85; tobacco; with Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $100,000; Death Benefit Option Two; policy year thirty-four.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: both Insureds are: female; Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $5,000,000 or more; Death Benefit Option One; policy year one.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Cost of Insurance Charge and how Substandard Ratings impact the cost of insurance rate see the "Cost of Insurance Charge" sub-section of the "Policy Charges" section of this prospectus.
8 The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the "Cost of Insurance" sub-section of the "Policy Charges" section of this prospectus.
9 The Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force.  The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum that may be charged in any policy month during the first fifteen policy years based on any dollar amount allocated to the variable Sub-Accounts.  For additional information refer to the "Mortality and Risk Expense Charge " of this prospectus.
10 The Underwriting and Distribution Charge varies by policy based on the Insureds' Issue Ages or Attained Ages on the effective date of a Base Policy Specified Amount increase and the Base Policy Specified Amount in effect on the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum charge shown assumes: both Insureds are male; Attained Age 85; and a Base Policy Specified Amount of $250,000 or less. The minimum charge assumes:  both Insureds are female; Attained Age 18; and a Base Policy Specified Amount of $10,000,000 or more.  The charges shown may not be representative of the charges that a particular policy owner may pay.
11 For more information, see the "Net Effect of Policy Loans" section of this prospectus.
12 All charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table are taken proportionally from the Sub-Accounts and the fixed account.
13 The Four Year Term Insurance Rider Charge varies by policy based on individual characteristics of the Insureds, Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase. The charge is the product of the Rider's Specified Amount and the base policy monthly cost of insurance rate.  You may not elect the Four Year Term Insurance Rider if the Insureds qualify for the No Charge Four Year Term Insurance Rider.  For a detailed description of the No Charge Four Year Term Insurance Rider and the Four Year Term Insurance Rider, see the "No Charge Four Year Term Insurance Rider" and "Four Year Term Insurance Rider" sections of this prospectus.
14 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the Insureds, Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase.  The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.  For a detailed description of the Additional Term Insurance Rider Charge, see the "Additional Term Insurance Rider" section of this prospectus.
15 The Extended Death Benefit Guarantee Rider Charge varies by policy based on the Insureds' Issue Ages, underwriting classes, death benefit option and the elected duration and percentage of the Base Policy Specified Amount to be guaranteed by this Rider.  The maximum charge assumes: the younger Insured is: male; Issue Age 85; tobacco; and twenty-five year duration of the Base Policy Specified Amount to be guaranteed by this Rider. The minimum charge assumes: the younger Insured is female; Issue Age 18; non-tobacco preferred; and a twenty-one year duration of the Base Policy Specified Amount is guaranteed by this Rider. The charges shown may not be representative of the charges that a particular policy owner may pay.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed account.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Option

There is currently one fixed investment option available under the policy: the fixed account.  Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment option.

The general account contains all of our assets other than those in the variable accounts, and funds the fixed investment option.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed investment option.  The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than 3%.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.  Interest that we credit to the fixed investment option may be insufficient to pay the policy's charges.

It is important to remember any guaranteed benefits or interest crediting associated with the Fixed Account is subject to our claims paying ability.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their policy.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, see "Appendix A: Sub-Account Information."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, adviser , and sub-adviser, if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

Valuation of Accumulation Units

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's Net Asset Value ( " NAV " ) per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as " pricing " the Accumulation Units.  See, the " How Sub-Account Investment Experience is Determined " section below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Units are priced as of the New York Stock Exchange's ( " NYSE " ) close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

● New Year's Day	● Independence Day
● Martin Luther King, Jr. Day	● Labor Day
● Presidents' Day	● Thanksgiving
● Good Friday	● Christmas
● Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described in items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

A policy owner's variable account value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Unit s associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a " net investment factor, " as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)	is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the variable account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds.  Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.  Some underlying mutual funds may refer to short-term trading fees as "redemption fees."

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving ten Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from the fixed investment option) will also count as one transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that they have been identified as engaging in harmful trading practices.
More than eleven transfer events in two consecutive calendar quarters OR More than twenty transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with zero transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Option Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed investment option (the fixed account).  These transfers will be in dollars.  We reserve the right to limit the number of times and frequency of transfers involving the fixed investment option.  Specifically, we may prohibit you from transferring to or from the fixed investment option before the end of the first policy year and we may limit you to one transfer every twelve months.

Transfers to the Fixed Investment Option.  On transfers to the fixed investment option, we may prohibit you from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period.  Additionally, we reserve the right to refuse any transfer to the fixed investment option if the fixed investment option's Cash Value comprises more than 30% of the policy's Cash Value.

Transfers from the Fixed Investment Option.  On transfers from the fixed account, we may prohibit you, in any policy year, from transferring more than 25% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).  Transfers out of the fixed investment option will be on a last-in, first-out basis (LIFO).
Any restrictions that we implement will be applied consistently and uniformly.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we receive your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the "Valuation of Accumulation Units" section of this prospectus.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application.   This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.   The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the variable account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the variable account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the owner named in the application.  The Insureds jointly, are the policy owners, unless a different owner is named in the application, or an owner is thereafter changed.  Unless otherwise indicated, the Surviving Insured becomes the policy owner upon the death of the first Insured to die.  You may name a contingent owner who will become the policy owner if all policy owners die before Proceeds become payable.  Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Surviving Insured.

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

Subject to our approval, you may name different policy owners or contingent owners while the policy is In Force by submitting a written request to our Home Office.  Any such change request will become effective as of the date signed.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a beneficiary is to receive the Death Benefit upon the Surviving Insured's death which occurs while the policy is In Force.  As long as the policy is In Force,  you may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct us to distribute the Proceeds other than as described below.

If a primary beneficiary dies before the Surviving Insured dies, we will pay the Death Benefit to the remaining primary beneficiaries.  Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured dies and before any Proceeds become payable.  You may name more than one contingent beneficiary.  Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it at our Home Office.

Purchasing a Policy

The policy is available for two Insureds between the Attained Ages of 18 and 85.  To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law.  We also reserve the right to modify our underwriting standards on a prospective basis for newly issued policies at any time.

The minimum initial Base Policy Specified Amount is $100,000.  We reserve the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment.  The amount of your required initial Premium payment will depend on the following factors: the initial Base Policy Specified Amount and Total Specified Amount, death benefit option elected, any Riders elected, and both Insureds' ages, sexes, health, and activities.  You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state or territory in which the policy was issued, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  Any initial Net Premium designated to be allocated to the fixed investment option will be so allocated immediately upon receipt.  If the policy is issued in New York and the policy was not a replacement, we are required to refund the initial Premium upon exercise of the free look provision.  Therefore, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If the policy is issued in any other state or territory, or is a replacement policy issued in New York, we will refund the Cash Value upon exercise of the free look provision.  Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts , based on the allocation instructions in effect at that time , at the price next determined.

Insurance Coverage.  Issuance of full insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while both Insureds are alive.  We will not delay delivery of the policy to increase the likelihood that the Insureds are not living at the time of policy delivery.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also have the right to reject any application for insurance, in which case we will return your Premium payment within two business days of the date we make the decision to reject your application.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page.  Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Surviving Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended.  Coverage will also end if the policy Lapses.

Temporary Insurance Coverage.  Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of this initial Premium payment will depend on the initial Total Specified Amount, your choice of death benefit option, any Riders you elect, and the Insureds' ages, sexes, health, and activities.  Temporary insurance coverage will remain In Force for no more than sixty days from the date of the temporary insurance agreement.  If full coverage is denied, the temporary insurance coverage will terminate five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look period," you may cancel the policy and receive a refund.  For non-replacement and replacement transactions in states or territories other than New York, and non-replacement transactions in New York, the free look period expires ten days after you receive the policy.  For replacement transactions in New York, the free look period expires sixty days after you receive the policy.   If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received or post-marked by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be the policy's Cash Value or for non-replacement transactions in New York, the initial Premium payment.  If we do not receive your policy at our Home Office by the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within seven days of a cancellation request, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page.  If you decide to make an additional Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	we may require satisfactory evidence of insurability for one or both Insureds before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk;

•	we will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance;

•
we will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.  For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" beginning on page 34; and

•	we may require that policy Indebtedness be repaid before we accept any additional Premium payments.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment option, including credited interest; and

•	amounts allocated to the policy loan account, including credited interest.

The Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our general account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our general account, the fixed investment option and the loan account may be credited interest at different rates.  Surrenders and policy charges and deductions will reduce the Cash Value.  If the Policy is surrendered or Lapses, the Cash Value will be reduced by any Indebtedness and/or any Surrender Charge.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Total Specified Amount.  However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months.  Changes to the Total Specified Amount will typically alter the Death Benefit.  For more information, see "Changes in the Death Benefit Option" beginning on page 31.

Any request to increase the Total Specified Amount must be at least $50,000 and the Attained Age of both Insureds must be 85 years or younger at the time of the request.  An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An additional Underwriting and Distribution Charge and Surrender Charge schedule will also apply whenever you increase the Base Policy Specified Amount.  An increase in the Total Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  To increase the Total Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability for both Insureds that satisfy our underwriting standards.

You may request to decrease the Total Specified Amount.  We apply Total Specified Amount decreases to the most recent Total Specified Amount increase, and continue applying the decrease backwards, ending with the original Total Specified Amount.  Decreases to the Total Specified Amount may decrease the dollar amount of policy charges calculated per $1,000 of specified amount or Net Amount At Risk (including any Rider charges so calculated), depending on the death benefit option elected and the amount of the Cash Value.  Decreases may also result in a Surrender Charge being assessed.  For more information, see "Surrender Charges" beginning on page 16.

We will deny any request to reduce the Total Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Total Specified Amount, you must submit a written request to our Home Office.

Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after we approve the request unless you request and we approve a different date.  We reserve the right to limit the number of Total Specified Amount changes to one each policy year.

Right to Exchange

You have an exchange right under the policy.  At any time within the first twenty-four months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new joint policy on the lives of the Insureds.  After the first twenty-four months of coverage, you may still surrender the policy and use the Cash Surrender Value to purchase a new joint policy on the lives of the Insureds.  However, issuance of the new policy will depend on the Insureds providing satisfactory evidence of insurability.

The new policy may be one of our available fixed benefit joint life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date.  The new policy will have the same Specified Amount, Policy Date, and Attained Ages.  We will base premium payments and rates on a combination of the Insureds' Attained Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings, the Specified Amount and the death benefit option in effect on the exchange date, unless otherwise required by state law.  You may transfer Indebtedness to the new policy.

You must make your exchange request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period.  You must pay us any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). You may request that we pay you any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy. The exchange may have adverse tax consequences.  The new policy will take effect on the exchange date only if both Insureds are alive. This policy will terminate when the new policy takes effect.  A surrender charge may be assessed at the time of the exchange. For more information regarding whether a surrender charge will apply, see the "Surrender Charge" section of the "Standard Policy Charges" provision.

Annual Option to Purchase Paid Up Coverage

On each policy anniversary, you have the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insureds' Attained Ages on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insureds' Attained Ages at that time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.

Terminating the Policy

There are several ways that the policy can terminate.  You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).  Coverage under the policy will end when we receive your written request to surrender the policy at our Home Office.  The policy will automatically terminate when the Surviving Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while it is In Force, subject to our approval.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing and will become effective on the date we record it at our Home Office.  Your assignment will be subject to any outstanding policy loans.

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders.  We will also send you annual reports that show:

•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.

Confirmations of individual financial transactions, such as Sub-Account transfers, partial surrenders, and loans are generated and mailed automatically.  Copies may be obtained by calling our service center or submitting a written request.  You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, such as statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application unless directed otherwise.   At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s).  Household delivery will continue for the life of the policies.  Please call 1-866-223-0303 to resume regular delivery.  Please allow thirty days for regular delivery to resume.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  These charges are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.  If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the "Policy Loans" section of this prospectus.

Sales Load

We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses.  We may waive the Sales Load on the initial Premium paid into this policy as part of a sponsored exchange program to another policy we offer through Nationwide Life Insurance Company or our subsidiary company, Nationwide Life and Annuity Insurance Company, as permitted under the securities laws and/or rules or by order of the Securities and Exchange Commission.

On a guaranteed basis, the maximum Sales Load is:

Policy Year	Percentage of all Premium paid
1-15	6.5%
16+	4.5%

On a current basis, the Sales Load assessed is:

Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-15	4.5%	1.5%
16+	2.5%	1.5%

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%).  The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium.  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

A Note on the Premium Load. We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may result in a profit to us.

Short-Term Trading Fees

Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within sixty days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus).  Any Short-Term Trading

Fees paid are retained by the mutual fund and are part of the mutual fund's assets.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A : Sub-Account Information " later in this prospectus.

If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

•	full or partial surrenders; and

•	payment of the Proceeds.

New share classes of certain currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  In the future, however, we may assess an Illustration Charge which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid in cash at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount.  In the future, however, we may assess a Partial Surrender Fee.  The Partial Surrender fee assessed for each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

Surrender Charges

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy.  Also, if you increase the Base Policy Specified Amount, and then reduce the Base Policy Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value.  The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insureds' underwriting classes), and establishing policy records.

Generally, Surrender Charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health.  For given Insureds, larger Base Policy Specified Amounts will produce greater Surrender Charges.

When considering the potential impact of Surrender Charges, you should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning. Attempting to minimize your Surrender Charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage.  You should consult with your registered representative and carefully weigh all relevant benefit and charge factors, together with your goals in purchasing this policy.

Depending on the policy year of the surrender and the Insureds' ages, sexes, Base Policy Specified Amount, death benefit option, underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.

The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have their own Surrender Charge.  The Surrender Charge is assessed during the first fifteen policy years from the Policy Date or from the date of a Base Policy Specified Amount increase.  The maximum Surrender Charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount.  The minimum Surrender Charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.  The Surrender Charge for each segment, when added together, will equal your total Surrender Charge.  Any Surrender Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

We may waive the Surrender Charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us, as described in the "Right to Exchange" section beginning on page 14.

More information relating to the calculation of the maximum Surrender Charge can be found in the Statement of Additional Information, which is available to you free of charge.  We can also provide you with Surrender Charge information specific to your policy free of charge.  To request a Statement of Additional Information or additional information regarding your Surrender Charge, contact us at the phone number or address on page 1 of this prospectus.

Cost of Insurance Charge

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us.  The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force and the Total Specified Amount and Base Policy Specified Amount.  The cost of insurance rates are based on our expectations as to future mortality and expense experience.  There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Page.

Flat Extras and Substandard Ratings.   As part of our underwriting process, we may inquire about the occupation and activities of an Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a " Flat Extra. "   The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any Substandard Ratings and Total Specified Amount and Base Policy Specified Amount, if their policies have been In Force for the same length of time.  If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy's Cash Value could decrease.  If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for assuming the risk associated with mortality and expense costs. This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  The mortality risk is that the Insureds will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:

	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for all Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$3.00 per $1,000

This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer your policy remains In Force.

On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:

	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$5.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000

This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer your policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

The maximum guaranteed Administrative Per Policy Charge is $9.00 per month in all policy years.   Currently, the Administrative Per Policy Charge is $9.00 per month in all policy years.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge.  The Underwriting and Distribution Charge for each segment, when added together, will equal your total Underwriting and Distribution Charge.

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

The guaranteed Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and Base Policy Specified Amount.  The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes both Insureds are male, Attained Age 85, with a Base Policy Specified Amount of $250,000 or less.

On a guaranteed basis, this charge is assessed for fifteen years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

On a current basis, the Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and the Base Policy Specified Amount and is assessed for fifteen years from the Policy Date or the effective date of a Base Policy Specified Amount increase for all Issue Ages.  Currently, we charge rates lower than the guaranteed maximum.  Any change in current rates will be applied uniformly for Insureds with the same combination of underwriting characteristics, Base Policy Specified Amount, and the death benefit option in effect at the time of determination.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of the prospectus for any of the underlying mutual funds available under the policy.  Information on how to contact us is located on the front page of this prospectus.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities.  We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.  Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; any Rider elections; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the charge reductions.  Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium ("CTP") and Premium paid in excess of CTP.  For a particular policy, CTP is calculated based on the Base Policy Specified Amount and an actuarially derived factor.

The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales or Base Policy Specified Amount increases is:

•
 for the first policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 99% of Premiums paid up to CTP during the first policy year, plus 5% of any Premium paid in excess of the of the CTP during the first policy year;

•
for the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 18% of Premiums paid up to CTP during the second policy year plus 5% of any Premium paid in excess of the CTP during the second policy year; and

•	after the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 5% of all renewal Premiums paid after the second policy year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the applicable maximum stated above.  Commission may also be paid as an asset-based amount instead of a premium-based amount.  If an asset-based commission is paid, it will not exceed 0.50 % of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2009 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may purchase one or more Riders, listed below.  There may be additional charges assessed for elected Riders.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected. These charges are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.

Please note: The charge for certain Riders may be treated as a distribution from the policy for income tax purposes.  For a general discussion of the tax treatment of distributions from a policy, see "Taxes, Periodic Withdrawals, Non-Periodic Withdrawals, and Loans," below, and consult with your tax adviser.

Overloan Lapse Protection Rider

The Overloan Lapse Protection Rider prevents the policy from lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit.  The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge.  Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax adviser for more details).  All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting).  This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected (the cash value accumulation life insurance qualification test is not available for applications signed on or after May 1, 2010) .  Refer to the "Minimum Required Death Benefit" section of this prospectus for additional information regarding these tests.

The policy owner is eligible to invoke the Overloan Lapse Protection Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value.  This percentage varies based on the Attained Age of the younger Insured.  The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider.  The letter will also describe the Rider, its cost, and its guaranteed benefits.

In addition, the following conditions must be met in order to invoke the Rider:

•	the younger Insured is Attained Age 75 or older,

•	the policy has been In Force for at least 15 years,

•	the policy's Cash Value is at least $100,000, and

•
at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and based on our records of your Premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

You need not invoke the Rider immediately upon notification of eligibility.  The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

Please Note:  Election of this Rider may impact other provisions of your policy including certain other Riders.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

1.	if not already in effect, the death benefit option will be changed to Death Benefit Option One.

2.
the Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before you invoked the Rider, or (2) the Total Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

3.
any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider Charge) will be transferred to the fixed account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

After the above adjustments are made, the loan balance will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate.  No policy charges will be assessed.  No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender).  Cash Value may not be transferred out of the fixed account.  The Death Benefit will be the greater of the Total Specified Amount or the minimum required death benefit.  The policy will remain as described above for the duration of the policy.

Upon invocation of this Rider, the following Riders, if also elected, will terminate:
•	Extended Death Benefit Guarantee Rider; and
•	Policy Split Option Rider.

Invocation of the Overloan Lapse Protection Rider is irrevocable.

Overloan Lapse Protection Rider Charge.  We deduct a one-time Overloan Lapse Protection Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit.  The Overloan Lapse Protection Rider Charge is the product of the policy's Cash Value and a factor that varies by the Attained Age of the younger Insured.

The Overloan Lapse Protection Rider Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.  If the Cash Value less Indebtedness is insufficient to satisfy the Overloan Lapse Protection Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Overloan Lapse Protection Rider Charge.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Policy Split Option Rider

The Policy Split Option Rider is only available for election at the time of application.  The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability.  When you invoke this Rider, a separate policy on the life of each Insured will be issued.

You should carefully review this section of the prospectus and the Rider form prior to purchasing this Rider.  This Rider may only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes (see below).

You must notify us in writing of your election to invoke this Rider within twelve months after the occurrence of a qualifying event.  The qualifying events are:

(1)
the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months;  and

(2)	a federal tax law change occurs resulting in elimination of the marital deduction, or the maximum federal estate tax rate is reduced , to less than half of that in effect on the Policy Date.

The policy and this Rider must be In Force and not in a Grace Period in order to invoke the benefits provided by this Rider.

Please note that this Rider provides benefits only if a qualifying event occurs and only if you invoke this Rider within twelve months of a qualifying event.

The following will apply to the new policies issued as a result of the policy exchange:

1.	the initial specified amount of each of the new policies will be the lesser of:

a.	one-half of the policy's initial Total Specified Amount; or
b.	one-half of the policy's Total Specified Amount on the exchange date;

2.	the following policy values will be split evenly between the new policies, one-half to each:

a.
the policy's Cash Value on the exchange date applied to the new policies as premium.  If this split does not generate the initial premium required for issuance of a new policy, the difference must be paid on the exchange date;

b.
any policy Indebtedness on the exchange date.  If the indebtedness applied to a new policy exceeds the maximum permitted indebtedness for that new policy, the excess must be repaid on the exchange date;

3.	premium requirements, charges, and deductions for each new policy will be based on the Insured's underwriting class under the existing policy and attained age as defined by the new policy; and

4.	both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.

The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80.  This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates or upon receipt of your written request to our Home Office.  Such termination becomes effective on the next monthly anniversary.

Policy Split Option Rider Charge.  The Policy Split Option Rider Charge compensates us for the option to exchange the policy for two individual policies, each on the life of one Insured.  The charge is the product of the Total Specified Amount and the monthly policy split option cost rate.  This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.

This Rider charge will be deducted proportionally from your Sub-Account and fixed account allocation.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

There is no Cash Surrender Value or loan value attributable to this Rider.

There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider.  For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider, may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured whereas, the existing policy insures two (joint) lives.  The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional.  Please seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.

Interaction with other Riders

Extended Death Benefit Guarantee Rider.  While receiving benefits under the Extended Death Benefit Guarantee Rider, you cannot invoke this Rider without first terminating the Extended Death Benefit Guarantee Rider.  Additionally, if you invoke this Rider, the Extended Death Benefit Guarantee Rider terminates.

No Charge Four Year Term Insurance Rider.  An election to invoke this Rider, will result in termination of the No Charge Four Year Term Insurance Rider.

Four Year Term Insurance Rider.  An election to invoke this Rider, will result in termination of the Four Year Term Insurance Rider and its charge.

Additional Term Insurance Rider

The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insureds, in addition to the Death Benefit, payable upon the Surviving Insured's death.

Subject to our underwriting approval, you may purchase this Rider at any time while the policy is In Force and both Insureds are alive and younger than Attained Age 85.  If you purchase this Rider after the Policy Date, we will require evidence of insurability of both Insureds.  The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the younger Insured reaches Attained Age 120, when this Rider's term expires.

At any time while the policy and the Rider are In Force (including on the Rider's Maturity Date), you may convert the term life insurance associated with this Rider into Base Policy Specified Amount and apply it to the policy.  Converting the term life insurance associated with this Rider may impact the overall cost of your policy as the cost of insurance charges for the term life insurance may be lower compared to the cost of insurance charges for Base Policy Specified Amount.  Any such conversion request must be made in writing and submitted to our Home Office.  We will not require evidence of insurability upon conversion.

Before deciding whether to purchase the Additional Term Insurance Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  There are instances where the Additional Term Insurance Rider may require lower Premium to maintain the total Death Benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).  Another disadvantage is the base policy guaranteed policy continuation provision will only cover the Additional Term Insurance Rider for the first five policy years.  If the base policy provides an Initial Death Benefit Guarantee Period longer than five policy years, this Rider will cease to be covered after the end of the fifth policy year.  In addition, the Extended Death Benefit Guarantee Rider does not cover the Additional Term Insurance Rider at all, and invoking it will terminate the Additional Term Insurance Rider.  See the "Guaranteed Policy Continuation Provision" in the "Lapse" section of this prospectus and the description of the Extended Death Benefit Guarantee Rider later in this section for additional information.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Additional Term Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Additional Term Insurance Rider Charge to compensate us for providing term life insurance on the Insureds.  There will be a separate cost of insurance rate for the initial Rider Specified Amount and any Rider Specified Amount increase.  The monthly Cost of Insurance Charge for this Rider is determined by multiplying the applicable monthly cost of insurance rate by the attributable portion of the total Rider Death Benefit.  The total Rider Death Benefit is based on the death benefit option elected by you for the base policy and will be equal to the difference between the total Death Benefit and the base policy Death Benefit.  We base the Additional Term Insurance Rider cost of insurance rate on our expectations as to the future mortality and expense experience.  The Additional Term Insurance Rider cost of insurance rate will vary by the Insureds' sexes, Attained Ages, underwriting classes, any Substandard Ratings and the Total Specified Amount.

The Additional Term Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

No Charge Four Year Term Insurance Rider

This Rider is automatically added to qualified policies at issue.  The qualification standards are that both Insureds are under Attained Age 70 on the Policy Date, neither Insured has any Substandard Ratings, and the Total Specified Amount is under $3,600,000.

The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The Rider Specified Amount is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will not change unless the Total Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will be decreased proportionally.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will not pay this Rider's Death Benefit and this Rider will terminate.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit associated with this Rider will terminate on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

There is no charge or cost for this Rider.

Interaction with Other Riders. If the Insureds qualify for the No Charge Four Term Insurance Rider, you may not also elect the Four Year Term Insurance Rider.

This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked.

Four Year Term Insurance Rider

This Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider.  This Rider provides the same coverage as, and operates the same as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional and carries an additional charge.

This Rider is only available for election at the time of application.  The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The maximum Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will not change unless the Total Specified Amount is decreased below Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will be decreased proportionally.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will not pay this Rider's Death Benefit.  Instead, the amount payable will equal the total charge we deducted for this Rider.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit and any charge we assess for this Rider will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

Four Year Term Insurance Rider Charge.  The Four Year Term Insurance Rider Charge compensates us for additional Death Benefit coverage while this Rider is In Force.  The charge is the product of the Rider Specified Amount and the monthly cost of insurance rate for the base policy.  This rate is the rate in effect for the initial segment of base coverage on each respective monthly anniversary when this Rider's charge is calculated.

This Rider charge will be deducted proportionally from your Sub-Account and fixed account allocation.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Interaction with other Riders.   This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked.

Extended Death Benefit Guarantee Rider

General Information About this Rider.   This Rider is only available for election at the time of application for the policy.

This Rider provides additional Lapse protection beyond the protection provided under the " Guaranteed Policy Continuation Provision " section of the base policy.  Lapse protection is designed to provide you the potential long-term benefits of investing in a variable universal life policy while protecting you from losing the life insurance coverage under the policy due to adverse or unfavorable Investment Experience.

Before electing this Rider, carefully review the " Guaranteed Policy Continuation Provision " section of this prospectus.  If you are satisfied that the Lapse protection afforded under this provision of the base policy meets your needs, you should not purchase this Rider.

It is important to remember that you will be paying the Rider charge while the Guaranteed Policy Continuation Provision of the base policy is in effect.  In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under the Rider.

If this Rider is elected, and while it remains In Force, the investment options available will be limited as described in the " Allocation Restrictions " subsection below.  In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, refer to the " Interaction with Other Riders " subsection below.

If you do not meet one of the Premium testing methods described in the " How this Rider Operates " subsection of this Rider, you will not receive any coverage or benefits afforded by this Rider.  In addition, if at any time after the tenth policy year you fail the 10 Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.

If you purchase this Rider, you must make two irrevocable elections at the time of application:

(1)	the portion of the Base Policy Specified Amount you want covered by this Rider (the " Guarantee Amount " ). The Guarantee Amount must be between 50% and 100% of your Base Policy Specified Amount; and

(2)	the duration of the Rider coverage expressed in full policy years (the " Guarantee Duration " ). The Guarantee Duration is subject to the following limits:

(a)	the minimum Guarantee Duration that may be elected is twenty-one years; and

(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the younger Insured ' s Attained Age on the Policy Date.

Allocation Restrictions.   Only certain investment options are available when you elect this Rider.  We selected the available Sub-Accounts on the basis of risk factors associated with their investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.

The following allocations are permitted under this Rider:

(1)	the Fixed Account; and/or

(2)	any combination of the Sub-Accounts listed below:

Fidelity Variable Insurance Products Fund
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

Nationwide Variable Insurance Trust ( " NVIT " )
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT Cardinal SM Aggressive Fund: Class I
•	NVIT Cardinal SM Balanced Fund: Class I
•	NVIT Cardinal SM Capital Appreciation Fund: Class I
•	NVIT Cardinal SM Conservative Fund: Class I
•	NVIT Cardinal SM Moderate Fund: Class I
•	NVIT Cardinal SM Moderately Aggressive Fund: Class I
•	NVIT Cardinal SM Moderately Conservative Fund: Class I
•	Nationwide NVIT Investor Destinations Funds
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II

Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force.  We reserve the right to modify the list of Rider investment options upon written notice.  If we substitute or delete a Sub-Account from the list of available investment options, the substitution or deletion will not affect existing Policies where this Rider is already in effect.

You may instruct us to move your allocations back and forth between the available Rider investment options at any time while this Rider is In Force, which will be considered a transfer event.  While this Rider is In Force, your investment allocation (current and future) must be entirely (100%) to the Rider investment options listed above.  While this Rider is In Force, if you instruct us to allocate amounts to an investment option not available under this Rider, we will not process your request.  We will then notify you that you have submitted allocation instructions that violate the terms of this Rider.  Your allocation will remain unchanged until we receive instructions that comply with the allocation requirements of this Rider.  You may still choose to terminate this Rider and then instruct us to make allocations under any of the investment options available under the policy.  Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.

How this Rider Operates.   During the Guarantee Duration, we conduct tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10 Year Paid-Up Method or the Monthly Premium Method.

The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness and Returned Premium.

The required Net Accumulated Premium is what must be paid for the Rider coverage to apply.  Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide ' s risk that the Surviving Insured may die during a period when the policy would otherwise Lapse.  In addition to your elections under this Rider, the  required Net Accumulated Premium for each test will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.

You may decide to pay the required Net Accumulated Premium under either method.   Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium.  The 10 Year Paid-Up Method is generally used by policy owners who pay a larger premium during the first ten policy years.  In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower premium over a longer period of time.

Described below is how and when we determine under each method whether you have paid the required Net Accumulated Premium for the Guarantee Amount to apply.

(1)
10 Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a ten year period beginning on the Policy Date, regardless of the Guarantee Duration you elect.  The required Net Accumulated Premium under this test is stated in the Policy Data Pages.  The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.

During the first ten policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.

This test is also performed on the first monthly anniversary of the Policy Date after the end of the tenth policy year.  If the test for the 10 Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed.  If the test for the 10 Year Paid-Up Method is satisfied with the first test after the end of the tenth policy year, we will retest at the following times while the Rider remains in effect and the conditions under this method are met:

(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;

(b)	on any date of a partial surrender or policy loan; and

(c)	on any date there is Returned Premium.

Lapse protection is no longer available and retesting will no longer be done under the 10 Year Paid-Up Method after any of the following circumstances occurs:

•	failing to satisfy the 10 Year Paid-Up Method test at any time it is performed after the end of the tenth policy year;

•	the Guarantee Duration ends or this Rider is otherwise terminated;

•	increasing the Base Policy Specified Amount;

•	changing the death benefit option; or

•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.

If any of the circumstances above occur, the 10 Year Paid-Up Method is no longer available; however, you may still maintain the Guarantee Amount if you satisfy the test under the Monthly Premium Method.

Please note: Depending on how your policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test (the Cash Value Accumulation test is only available for applications signed prior to May 1, 2010), paying Premium equal to the Net Accumulated Premium under the 10 Year Paid-Up Method may disqualify your policy as a contract for life insurance under Section 7702 of the Code.  If this is the case for you, you can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method.  Please request and carefully review illustrations of your planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.  Currently, we do not charge for illustrations; however, we reserve the right to charge for illustrations in the future.  For more information on illustration charges, see the " Illustration Charge " sub-section of the " Standard Policy Charges " section of this prospectus.

(2)
Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages.  The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date.  This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.

This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.

Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration.  This test cannot be lost due to policy changes or failure to meet the test on any given occasion.  However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to our approval:

•	increasing or decreasing the Base Policy Specified Amount;

•	changing the death benefit option;

•	adding or increasing any Rider coverage; or

•	changing the underwriting classification of either Insured.

Situations Where the Guarantee Amount May be Modified.   Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.

How the Grace Period Under the Base Policy Operates with this Rider.   If the Policy enters a Grace Period (i.e. Lapse protection is not available under the " Guaranteed Policy Continuation Provision " section and neither of the tests under this Rider are met), we will send you notification that includes the following Premium amounts that, if paid, will prevent the policy from lapsing:

(1)
the amount of Premium required to prevent the policy from Lapsing under the " Grace Period " and " Guaranteed Policy Continuation Provision " sub-sections of the " Lapse " section of this prospectus; and

(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.

Note:  Generally the amount required to prevent the policy from Lapsing under the 10 Year Paid-Up Method test, if applicable, will be greater.  If you would like to know how much additional Premium must be paid to satisfy the 10 Year Paid-Up Method, please contact us using the information on page 1 of this prospectus.  Also note that if the 10 Year Paid-Up is not satisfied at any time after the tenth policy year, that test will no longer apply.

This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the sixty-one day Grace Period.  This Rider cannot be reinstated after a Lapse.

For additional information, refer to the " Lapse " section of this prospectus.

Interaction with Other Riders

Overloan Lapse Protection Rider.   While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without your first requesting termination of this Rider.

Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.

Policy Split Option Rider.   Before receiving any benefits under this Rider, an election to invoke the Policy Split Option Rider will result in termination of this Rider and its charge.

While receiving benefits under the Rider, the Policy Split Option Rider cannot be invoked without first terminating this Rider.

When Benefits Under this Rider Commence.   Once you begin to receive benefits under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted (i.e., changes to Specified Amount and addition of other optional Riders).  In addition, if you elected any of the following Riders, they will terminate:

•	Additional Term Insurance Rider;

•	No Charge Four Year Term Insurance Rider; and

•	Four Year Term Insurance Rider.

If either the No Charge Four Year Term Insurance Rider or the Four Year Term Insurance Rider is terminated by operation of this Rider then it cannot be reinstated and any charge under the terminated Rider will also terminate.

If the Additional Term Insurance Rider is terminated by operation of this Rider, the charge for the Additional Term Insurance Rider will terminate.  You may not reapply for the Additional Term Insurance Rider until the expiration of the Guarantee Duration.

Termination of the Extended Death Benefit Guarantee Rider.   This Rider will terminate and no coverage will apply if any of the following occurs;

(1)
you elect to terminate this Rider by written request to us. Termination by written request will be effective the next business day following receipt at our Home Office address stated on page 1 of this prospectus. If you elect to terminate this Rider, we may require you to return the Rider and the policy for endorsement.

(2)	the Guarantee Duration ends.

(3)	the policy Lapses, is surrendered, or otherwise terminates. Note: This Rider cannot be reinstated if the policy Lapses.

Extended Death Benefit Guarantee Rider Charge.   We assess a charge for the coverage provided by this Rider. The charge is determined, and will vary, based on the Insureds ' sexes, Attained Ages, underwriting classes, Guarantee Amount, and Guarantee Duration.

This Rider charge will be deducted proportionally from your Sub-Account and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

It is important to remember that you will be paying the Rider charge while the Guaranteed Policy Continuation Provision of the base policy is in effect.  In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under the Rider.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form .   An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request, or if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.  There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific amounts from the fixed account and the:

Nationwide Variable Insurance Trust (NVIT)
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account.  Transfers from the fixed account must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  These funds may or may not be available depending on when you purchased this policy.  Please refer to "Appendix A: Sub-Account Information" for details on fund availability.

We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Asset Rebalancing

You may elect to participate in an asset rebalancing program.  Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to twenty) on a periodic basis.  You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Accumulation Units.  There is no charge for asset rebalancing and it does not count as a transfer event.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form.  Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of asset rebalancing will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will Lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisers.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each policy anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding policy anniversary, and the following elections:

1.	Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b.
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of Death Benefit option from Death Benefit Option Two to Death Benefit Option One, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option One, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will Lapse.

You are responsible for monitoring your policy to prevent Lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing Lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan:

a.	when your policy's cost basis is reduced to zero;

b.	when a partial surrender within the first fifteen policy years would be a taxable event; or

c.	to prevent your policy from becoming a MEC. See, "When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.	our receipt of your written request to terminate participation;

b.	at the time your policy enters a Grace Period or terminates for any reason;

c.	at the time of a requested partial surrender or policy loan outside the program;

d.	upon a change of policy owner;

e.	one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider; the Policy Split Option Rider; or the Extended Death Benefit Guarantee Rider;

f.	for income based on a fixed duration, the end of the period you specify at the time of election;

g.	on any policy anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

h.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

i.	your policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing thirty days before we do so.

Policy Loans

After the expiration of the free look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment option less any Surrender Charge.  The minimum loan amount is $200.

We charge interest on the amount of outstanding Indebtedness as follows:

The guaranteed maximum annualized interest charged rate is 3.90% in all policy years.  On a current basis, the annualized rate is 3.90% in all policy years.

The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Surviving Insured's death, a policy Lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  To implement the transfer, we will redeem Accumulation Units from the Sub-Accounts and apply the redemption proceeds to the policy loan account.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Currently, amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.00% per annum during the first ten policy years and 3.90% thereafter.  On a guaranteed basis, the annualized rate is 3.00% during the first ten policy years and 3.65% thereafter.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the policy loan account at the same time.  In effect, the loan interest charged rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The maximum and current charges shown in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table do not reflect the interest that is credited to amounts in the loan account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated in the table.

The amount transferred to the loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment option. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force.  The minimum repayment amount is $50.  When you make a loan repayment, we will use the dollar value of the repayment to purchase Accumulation Units in the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  You can avoid Lapsing the policy by paying the amount required by the guaranteed policy continuation provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or, if elected, you can invoke the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness.  Before any Lapse, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy provides for a guaranteed policy continuation period (referred to as the "Initial Death Benefit Guarantee Period") which is shown on the Policy Data Pages.  During the Initial Death Benefit Guarantee Period, the policy will not Lapse if the Premium paid is equal to or greater than the sum of the monthly initial death benefit guarantee premium for each month your policy has been In Force.  The monthly initial death benefit guarantee premium is shown on the Policy Data Pages.  For the purposes of this provision, actual Premium paid is reduced by an Indebtedness, partial surrenders, and/or Returned Premium.  For free assistance in determining if your policy meets the requirements of the provision, contact us at the phone number or address listed on page 1.

If you make any changes to your policy after it is issued, including any policy loans or partial surrenders, increases or decreases of the Total Specified Amount, adding or terminating a Rider, and/or changing your death benefit option, your monthly initial death benefit guarantee premium may change.  A change will result in reissued Policy Data Pages. Your current monthly initial death benefit guarantee premium will be shown on the most recent version of the Policy Data Pages issued. Upon request and for no charge, we will determine whether your Premium payments, minus any Indebtedness, partial surrenders, and/or Returned Premiums, are sufficient to keep the guaranteed policy continuation provision in effect.

The monthly initial death benefit guarantee premium required will vary by the Insureds' Issue Ages, sexes, underwriting classes, any Substandard Ratings, the Insureds' involvement in certain risky activities, the Total Specified Amount (including increases), death benefit option and any Riders elected.

When the initial death benefit guarantee period ends, if the Cash Surrender Value is insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin.  There is no separate additional charge for the guaranteed policy continuation provision.

Duration of the Initial Death Benefit Guarantee Period.  The Initial Death Benefit Guarantee Period begins when we issue the policy.  How long the initial death benefit guarantee period lasts depends on the younger Insured's Attained Age at the time of policy issuance, as reflected in the following table:

Younger Insured's Attained Age at Policy Issuance:	18-69	70 or older
Duration of Initial Death Benefit Guarantee Period:	the lesser of twenty policy years or to the Younger Insured's Attained Age 75	five policy years

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable.  If you do not pay the indicated amount within sixty-one days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within three years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability for both Insureds that we may require;

•
paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement, or, if the policy is in the initial death benefit guarantee period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and

(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Generally, you may also reinstate any Riders subject to satisfactory evidence of insurability.  The following Riders, however, may not be reinstated:

•	the Extended Death Benefit Guarantee Rider;

•	the No Charge Four Year Term Insurance Rider; and

•	the Four Year Term Insurance Rider.

The effective date of a reinstated policy (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement.

If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the policy is In Force.  The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge.  A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment option for up to six months.

Policy Restoration after a Full Surrender.     Prior to the Insured's death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the " Policy Restoration Procedure " section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on page 1 of this prospectus.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year.  Currently, we do not assess a Partial Surrender Fee.  However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.  If assessed, this fee will be deducted proportionally from your Sub-Account allocations and fixed account allocation as of the date of the partial surrender.

We reserve the right to limit the number of partial surrenders to one per policy year.  The minimum amount of any partial surrender request is $200.  In policy years 2-10, the maximum amount of a partial surrender in any given policy year is equal to 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1.	Mortality and Expense Risk Charge; plus

2.	Administrative Charges including Underwriting and Distribution Charges; plus

3.	the monthly cost of any additional benefits provided by any Riders; plus

4.	the Base Policy Specified Amount Cost of Insurance.

A partial surrender cannot cause the Total Specified Amount to be reduced below the minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the fixed account.

Reduction of the Base Policy Specified Amount due to a Partial Surrender.  When you take a partial surrender, we will reduce the Base Policy Specified Amount to keep the Net Amount At Risk the same as before the partial surrender, if necessary.  The policy's charges going forward will be based on the new Base Policy Specified Amount causing most charges to be lower than they were prior to the partial surrender.

Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that both Insureds have died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if either Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Total Specified Amount.  The Death Benefit will depend on which death benefit option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two death benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Death Benefit Option One.  The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit on date of death of the Surviving Insured.

Death Benefit Option Two.  The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the Surviving Insured's death, or the Minimum Required Death Benefit on the date of death of the Surviving Insured.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test - not available for applications signed on or after May 1, 2010 ; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.  If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insureds' ages, sexes, and underwriting classifications.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.

In deciding which test to elect for your policy, you should consider the following:

•
the cash value accumulation test generally allows flexibility to pay more Premium, subject to our approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments.  Premium payments under the guideline premium cash value corridor test are limited by Section 7702 of the Code;

•
generally, the guideline premium cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years; and

•	Monthly Cost of Insurance Charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.

Consult a qualified tax adviser on all tax matters involving your policy.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the death benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

Upon effecting a death benefit option change, we will adjust the Total Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Total Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during both Insureds' lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date.  For any change in Total Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds' lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date.

Suicide

If either Insured dies by suicide, while sane or insane, within two years from the Policy Date, and, in some states, within two years a reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if either Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Total Specified Amount, and, in some states, within two years from a subsequent reinstatement date, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period.

Policy Maturity

The Maturity Date of the policy will automatically be extended to the Surviving Insured's date of death if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the "Extending the Maturity Date" section below for additional information.

If you elect not to extend the Maturity Date, we will pay the Proceeds to you, generally, within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment option.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See , "Surrendering the Policy; Maturity , " in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

Extending the Maturity Date

If you do not elect to receive the Proceeds on the Maturity Date, payment of the Proceeds and the termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise).  During this Maturity Date extension, you will still be able to request partial surrenders. If the policy's Maturity Date is extended:

(1)	no changes to the Base Policy Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the fixed account; and

(6)
the policy's Total Specified Amount will be equal to the Base Policy Specified Amount on the date that the younger Insured reached or would have reached Attained Age 120, excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced. For additional information refer to the "Overloan Protection Rider" section of this prospectus.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application.  At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options.  To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.  The settlement options below are based on predetermined fixed payments.

If you do not make an election as to the form of the Proceeds, upon the Surviving Insured's death, the beneficiary may make the election.  Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within seven days after we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units.  For more information on circumstances under which we are unable to price Accumulation Units, see "Valuation of Accumulation Units." Proceeds are paid from our general account.  For payout options other than lump sum, we will issue a settlement contract in exchange for the policy.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (ten, fifteen or twenty years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life.  During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of twelve, six, three or one month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no further payments.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of twelve, six, three or one month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon the death of the last surviving payee.  We will make no payments to the last surviving payee's estate.  It is possible that only one payment will be made under this option if both payees die prior to the first payment.

Life Income Option

If you elect the Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be based on our current individual immediate annuity purchase rate in effect on the Surviving Insured's date of death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of twelve, six, three or one month intervals.

Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon your death.  We will make no payments to your estate.  It is possible that only one payment will be made under this option if the payee dies prior to the first payment.

Some or all of the payout options listed may not be available in all states.  Forms of payout other than the three listed above may be requested, but are subject to our approval.  Requests for other forms of payout must be based on fixed payments;  no variable payment options are permitted.  The amount of payments and duration of any other payout options will be determined by us.

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code ( " Code " ) is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code ' s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.   Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of " income " and " deduction " are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.   In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person ' s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2009 and 2010, up to $13,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $13,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2009, an estate of less than $3,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  Pursuant to the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), the federal estate (but not federal gift) tax was repealed for decedents who die after December 31, 2009 and before January 1, 2011, and will be reinstated with respect to decedents who die after December 31, 2010.  If Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that (a) may impose an estate tax on decedents who die during 2010, whether before or after the date that the legislation is passed, and/or (b) may make further changes to the estate tax for 2011 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ( " GSTT " ).  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2009, 45%), and there is a provision for an exemption (for 2009, $3.5 million).  As with the estate tax, the GSTT tax has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.   State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.   Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.   Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient ' s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy ' s Cash Value depends on whether the policy is " life insurance " under the Code.  If the policy meets the definition of life insurance, then the increase in the policy ' s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy ' s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.   In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying mutual funds, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a " modified endowment contract " under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.

If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any Rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any Rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.   Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new seven year testing period as a result of a " material change " or a " reduction in benefits " as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.   If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner ' s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner ' s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax adviser regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer ' s interest in the policy;

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisers in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.   The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includible in the beneficiary ' s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisers to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, adding Sections 101(j) and 6039I to the Internal Revenue Code, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in Death Benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of Death Benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire Death Benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are that, prior to the issuance of the policy to a company: (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The two exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured ' s death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a " highly compensated employee " (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a " highly compensated individual " (within the meaning of Section 105(h)(5), except " 35% " is substituted for " 25% " in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.   When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any " incident of ownership " in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a " terminally ill individual " or a " chronically ill individual, " as those terms are defined in the Code, are treated as death proceeds.  See, " Taxation of Death Benefits, " above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ( " AMT " ) that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in " adjusted current earnings " for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy ' s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation ' s intended use of the policy.

See, also, " Taxation of Death Benefits " , " Special federal income tax considerations for life insurance policies owned by employers " , above; and " Business Uses of the Policy " , below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement .

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–7

Organization, Registration, and Operation

Nationwide VLI Separate Account-7 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our General Account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion, or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Separate Account-7.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, " the Company " ) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other   persons in Alabama who are similarly situated, v. Nationwide   Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin " Mac " McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and

PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of " All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009 " .  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful " revenue sharing " payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the financial statements of Nationwide Life Insurance Company.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.   The underlying mutual funds in which the   Sub-Accounts   invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seek high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age – A person's age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date.  If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday. The Insureds' Attained Ages at the time the policy is issued are shown in the Policy Data Pages.

Base Policy Specified Amount – The dollar or face amount of insurance coverage the owner selects under the policy on the Policy Date, excluding any Riders' Specified Amount.
Cash Surrender Value – The Cash Value, subject to Indebtedness and the Surrender Charge.

Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.

Commissionable Target Premium ("CTP") – The amount used in the calculation of the Premium Load and total compensation we pay.  CTP is actuarially derived based on the Base Policy Specified Amount the Insureds' characteristics and the death benefit option of the policy.  It is generally higher for Insureds who are older or in poor health and lower for Insureds who are younger or in good health.  A policy with a Death Benefit Option One may have a lower CTP than a policy with a Death Benefit Option Two.

Death Benefit – The amount we pay to the beneficiary upon the Surviving Insured's death, before payment of any unpaid Indebtedness or charges.
Grace Period – A sixty-one day period after which the policy will Lapse if you do not make a sufficient payment.
Home Office – Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives we insure under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's Attained Age on the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the younger Insured reaches or would have reached Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify this policy as life insurance under the Code.
Nationwide, us, we, our or the Company – Nationwide Life Insurance Company.
Net Accumulated Premium – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.

Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insureds.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy, adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Premium Load – The aggregate of the Sales Load and Premium Tax Charges.
Returned Premium – Any return of Premium due to Internal Revenue Code Section 7702 or 7702A guidelines.
Rider – An optional benefit you may purchase under the policy.
Rider Specified Amount - The dollar or face amount of insurance coverage the owner selects for any Rider.
SEC – The Securities and Exchange Commission.
Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insureds.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage .

Surviving Insured – The living Insured after one of the Insureds dies.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Additional Term Insurance Rider Specified Amount, if applicable.

Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy, please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21610.

Securities Act of 1933 Registration File No. 333-156020.

Nationwide VLI Separate Account-7
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the last survivor flexible premium adjustable variable universal life insurance policy offered by Nationwide Life Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2010 , and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2010 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS ' s common stock and is a holding company, as well.  All of Nationwide Corporation ' s common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America ' s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Nationwide VLI Separate Account-7

Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on August 3, 2004 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

1

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of Premiums paid during the first policy year up to the CTP, plus 5% any Premium paid in excess of the CTP during the first Policy Year, and 18% of all Premium paid after the first policy year.

We paid no underwriting commissions to NISC for this separate account in 2009 , 2008 , or 2007 .

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.   Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for policy owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us a fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2009 , consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of the new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-7.  The policy's cost of insurance depends upon the Insureds' Attained Ages, sexes, Issue Ages, rates classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force.   The rates will vary depending upon tobacco use and other risk factors.   Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Tables, sex and smoker distinct, using the Frazier method for joint lives based on each Insured's Attained Age, sex, rate type, and any Substandard Ratings.  The Frazier method is a standard actuarial method for determining a set of cost of insurance rates for two Insureds under joint and last survivor life insurance policies independent of when the first death occurs.   As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an Insured may affect the cost of insurance rate.  We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all Insureds with the same combination of Attained Ages, sexes, rate classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force .  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes .   The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

2

Policy Restoration Procedures

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge Calculation

The maximum Surrender Charge under the policy is based on the following calculation:

Maximum Surrender Charge = the lesser of (1) or (2) where:

(1)	is [the lesser of (A x B; or C) + D – (E - F)] x G; and

(2)	is the greater of:

a.	0; or

b.	[the lesser of (A x B; or C) + D – (E - F)] – H

Where:

A = the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 5% rate of interest.  This factor varies with the characteristics of the Insureds;

B = 125%;

C = the lesser of $40 per $1,000 of Base Policy Specified Amount and 125 % times the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 5% rate of interest.  This factor varies with the characteristics of the Insureds;

D = $10 per $1,000 of Base Policy Specified Amount;

E = guaranteed maximum first year charges assuming investment in the fixed account only;

F = the average of the guaranteed maximum charges for policy years 2 through 20, assuming investment in the fixed account only;

G = a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge.  This percentage is determined based on the characteristics of the Insureds; and

H = sum of all underwriting and distribution charges from year 2 to the current policy year.

3

A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages.  For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insureds' ages, sexes and premium classes, the death benefit option elected, Total Specified Amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.   Only the Guideline Premium/Cash Value Corridor Test is available for policies with applications signed on or after May 1, 2010.

The tables that follow show, numerically, the requirements for each test.

4

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of the Younger Insured	Applicable Percentage	Attained Age of the Younger Insured	Applicable Percentage

0-40	250%	70	115%
41	243%	71	113%
42	236%	72	111%
43	229%	73	109%
44	222%	74	107%
45	215%	75	105%
46	209%	76	105%
47	203%	77	105%
48	197%	78	105%
49	191%	79	105%
50	185%	80	105%
51	178%	81	105%
52	171%	82	105%
53	164%	83	105%
54	157%	84	105%
55	150%	85	105%
56	146%	86	105%
57	142%	87	105%
58	138%	88	105%
59	134%	89	105%
60	130%	90	105%
61	128%	91	104%
62	126%	92	103%
63	124%	93	102%
64	122%	94	101%
65	120%	95	100%
66	119%	96	100%
67	118%	97	100%
68	117%	98	100%
69	116%	99-120	100%

5

Cash Value Accumulation Test

The Cash Value Accumulation Test is only available with applications signed prior to May 1, 2010.  This test requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 2001CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and underwriting classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male, Issue Age 55, non-tobacco and a female, Issue Age 55, non-tobacco.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	347%	16	198%	31	130%
2	334%	17	192%	32	128%
3	321%	18	185%	33	126%
4	309%	19	179%	34	123%
5	297%	20	174%	35	122%
6	286%	21	168%	36	120%
7	275%	22	163%	37	118%
8	265%	23	159%	38	116%
9	255%	24	154%	39	115%
10	246%	25	150%	40	113%
11	237%	26	146%	41	112%
12	228%	27	142%	42	110%
13	220%	28	139%	43	108%
14	213%	29	136%	44	106%
15	205%	30	133%	45	103%
				46+	100%

6

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
28,996 shares (cost $414,955)	$432,336
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
66,997 shares (cost $2,008,061)	2,222,296
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
115,497 shares (cost $5,147,848)	5,235,460
Investors Growth Stock Series - Initial Class (MIGIC)
78,839 shares (cost $783,346)	774,992
Value Series - Initial Class (MVFIC)
528,561 shares (cost $5,455,700)	6,237,020
Core Plus Fixed Income Portfolio - Class I (MSVFI)
68,168 shares (cost $679,396)	676,907
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
4,941 shares (cost $51,898)	54,455
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,022 shares (cost $12,558)	13,015
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
69,177 shares (cost $1,087,144)	1,084,700
American Funds NVIT Bond Fund - Class II (GVABD2)
139,679 shares (cost $1,452,734)	1,487,585
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
82,575 shares (cost $1,744,242)	1,632,506
American Funds NVIT Growth Fund - Class II (GVAGR2)
72,650 shares (cost $3,979,772)	3,342,642
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
22,698 shares (cost $731,151)	761,056
Federated NVIT High Income Bond Fund - Class III (HIBF3)
443,604 shares (cost $2,454,392)	2,923,352
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
262,400 shares (cost $3,519,166)	2,975,620
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
83,836 shares (cost $604,695)	670,688
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
36 shares (cost $368)	369

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
59,126 shares (cost $410,526)	$499,613
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
430,176 shares (cost $3,597,612)	3,622,080
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
80,224 shares (cost $563,248)	674,686
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
54,045 shares (cost $457,913)	516,133
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
123,016 shares (cost $976,261)	1,118,211
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
15,622 shares (cost $145,873)	157,161
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
268,723 shares (cost $2,247,252)	2,507,182
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
772,112 shares (cost $6,038,575)	6,825,473
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
27,450 shares (cost $261,926)	267,639
NVIT Core Bond Fund - Class I (NVCBD1)
145,533 shares (cost $1,492,984)	1,485,892
NVIT Core Plus Bond Fund - Class I (NVLCP1)
8,775 shares (cost $93,930)	94,685
NVIT Fund - Class I (TRF)
456,746 shares (cost $4,224,939)	3,704,213
NVIT Government Bond Fund - Class I (GBF)
624,679 shares (cost $7,406,725)	7,333,726
NVIT Health Sciences Fund - Class III (GVGHS)
86,002 shares (cost $810,062)	827,340
NVIT International Index Fund - Class VI (GVIX6)
63,701 shares (cost $604,280)	515,976
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
666,473 shares (cost $6,347,769)	5,485,073
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
270 shares (cost $3,220)	3,245
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,062 shares (cost $12,622)	13,706
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
121,039 shares (cost $1,140,790)	1,194,651

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,484,502 shares (cost $15,366,589)	$14,414,515
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,550,607 shares (cost $26,824,161)	23,950,203
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
148,988 shares (cost $1,327,816)	1,461,567
NVIT Mid Cap Index Fund - Class I (MCIF)
106,877 shares (cost $1,718,246)	1,583,918
NVIT Money Market Fund - Class I (SAM)
9,707,372 shares (cost $9,707,372)	9,707,372
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
435,716 shares (cost $3,742,874)	3,764,583
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
145,894 shares (cost $1,435,640)	1,428,305
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
310,275 shares (cost $2,191,331)	2,696,290
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
145,800 shares (cost $1,105,508)	1,217,428
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
358,764 shares (cost $2,716,277)	3,010,034
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
288,541 shares (cost $2,500,185)	2,634,382
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
54,534 shares (cost $700,468)	670,767
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
98,203 shares (cost $814,636)	815,082
NVIT Multi-Manager Small Company Fund - Class I (SCF)
116,819 shares (cost $1,985,885)	1,688,041
NVIT Multi-Sector Bond Fund - Class I (MSBF)
282,351 shares (cost $2,401,380)	2,335,040
NVIT Short Term Bond Fund - Class II (NVSTB2)
116,058 shares (cost $1,194,519)	1,189,592
NVIT Technology & Communications Fund - Class III (GGTC3)
232,063 shares (cost $618,018)	795,978
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
46,504 shares (cost $428,567)	348,782
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
11 shares (cost $148)	160

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
320,022 shares (cost $3,665,668)	$4,448,311
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
274,082 shares (cost $2,550,719)	2,433,845
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
419,177 shares (cost $2,640,906)	3,059,989
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
182,540 shares (cost $2,171,304)	2,048,104
V.I. Capital Appreciation Fund - Series I (AVCA)
18,302 shares (cost $445,332)	372,084
V.I. Capital Development Fund - Series I (AVCDI)
63,620 shares (cost $878,743)	718,275
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
47,790 shares (cost $539,663)	640,861
VP Inflation Protection Fund - Class II (ACVIP2)
132,987 shares (cost $1,362,630)	1,426,956
VP Mid Cap Value Fund - Class I (ACVMV1)
150,785 shares (cost $1,464,259)	1,827,520
VP Value Fund - Class I (ACVV)
522,823 shares (cost $3,017,378)	2,760,504
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
142,805 shares (cost $1,668,340)	1,392,349
Stock Index Fund, Inc. - Initial Shares (DSIF)
99,447 shares (cost $2,715,770)	2,616,448
Appreciation Portfolio - Initial Shares (DCAP)
33,772 shares (cost $938,824)	1,060,440
Market Opportunity Fund II - Service Shares (FVMOS)
9,830 shares (cost $100,257)	96,823
Quality Bond Fund II - Primary Shares (FQB)
108,243 shares (cost $1,174,914)	1,212,327
VIP Fund - Contrafund Portfolio - Service Class (FCS)
400,126 shares (cost $10,938,562)	8,222,583
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
165,331 shares (cost $2,604,265)	2,775,910
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
146,873 shares (cost $2,965,873)	2,460,130
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
63,512 shares (cost $610,183)	620,514

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
160,086 shares (cost $1,648,719)	$1,520,816
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
127,003 shares (cost $1,217,168)	1,145,571
VIP Fund - Growth Portfolio - Service Class (FGS)
52,602 shares (cost $1,794,355)	1,575,947
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
556,466 shares (cost $6,757,790)	6,894,610
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
209,105 shares (cost $5,731,704)	5,313,361
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
114,766 shares (cost $2,185,406)	1,718,050
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
18,574 shares (cost $171,050)	143,202
Franklin Income Securities Fund - Class 2 (FTVIS2)
111,342 shares (cost $1,687,655)	1,572,142
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
92,707 shares (cost $1,725,670)	1,495,366
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
352,718 shares (cost $4,280,366)	4,585,339
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
175,550 shares (cost $1,889,837)	1,708,100
Templeton Foreign Securities Fund - Class 3 (TIF3)
133,793 shares (cost $1,414,581)	1,788,816
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
159,173 shares (cost $2,609,488)	2,758,463
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
88,187 shares (cost $548,408)	629,657
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
11,835 shares (cost $132,342)	121,313
Socially Responsive Portfolio - I Class Shares (AMSRS)
54,904 shares (cost $794,468)	664,336
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
37,353 shares (cost $1,439,291)	1,379,810
Global Securities Fund/VA - Class 3 (OVGS3)
80,064 shares (cost $2,212,459)	2,135,306
High Income Fund/VA - Class 3 (OVHI3)
167,157 shares (cost $426,414)	332,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Non-Service Shares (OVHI)
18,078 shares (cost $146,833)	$35,794
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
250,642 shares (cost $5,152,235)	4,556,680
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
97,328 shares (cost $1,009,462)	1,401,528
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
11,529 shares (cost $125,600)	122,666
Low Duration Portfolio - Administrative Class (PMVLDA)
165,817 shares (cost $1,701,644)	1,676,406
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
602 shares (cost $9,321)	8,668
Putnam VT Voyager Fund - IB Shares (PVTVB)
91 shares (cost $2,513)	2,951
Blue Chip Growth Portfolio - II (TRBCG2)
160,120 shares (cost $1,345,962)	1,521,136
Equity Income Portfolio - II (TREI2)
133,436 shares (cost $2,734,494)	2,349,805
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
54,362 shares (cost $487,147)	501,504
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2,986 shares (cost $2,986)	2,986
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
138 shares (cost $642)	657

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
19,211 shares (cost $119,122)	$121,988

Total Investments	231,063,313
Accounts Receivable - Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	3

Total Assets	231,063,316

Accounts Payable	7,901

$231,055,415

Contract Owners’ Equity:
Accumulation units	231,055,415
Total Contract Owners’ Equity (note 8)	$231,055,415

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	JACAS	JARLCS	JAIGS2	MIGIC	MVFIC	MSVFI
Reinvested dividends	$4,300,893	4,840	234	187	17,104	4,922	63,858	125,958

Net investment income (loss)	4,300,893	4,840	234	187	17,104	4,922	63,858	125,958
Realized gain (loss) on investments	(33,063,291)	19,635	(277,126)	(4,107)	(1,119,854)	(36,447)	(509,906)	(238,666)
Change in unrealized gain (loss) on investments	72,232,198	17,381	896,349	8,335	3,154,294	259,043	1,739,999	211,927

Net gain (loss) on investments	39,168,907	37,016	619,223	4,228	2,034,440	222,596	1,230,093	(26,739)
Reinvested capital gains	3,073,310	-	-	-	117,262	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,543,110	41,856	619,457	4,415	2,168,806	227,518	1,293,951	99,219

Investment Activity:	MSVRE	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$69,777	1,789	82	616	4,345	-	-	-

Net investment income (loss)	69,777	1,789	82	616	4,345	-	-	-
Realized gain (loss) on investments	(2,257,009)	429	10	(89,723)	(30,204)	(98,712)	(841,806)	(30,468)
Change in unrealized gain (loss) on investments	2,396,141	2,557	457	257,234	179,114	398,285	1,393,977	147,336

Net gain (loss) on investments	139,132	2,986	467	167,511	148,910	299,573	552,171	116,868
Reinvested capital gains	-	242	494	19,738	415	85,513	325,360	10,887

Net increase (decrease) in contract owners’ equity resulting from operations	$208,909	5,017	1,043	187,865	153,670	385,086	877,531	127,755

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$267,370	26,655	351	1	337	14,422	4,351	7,811

Net investment income (loss)	267,370	26,655	351	1	337	14,422	4,351	7,811
Realized gain (loss) on investments	(226,235)	(377,176)	(1,054)	8	21,114	(685,995)	(25,161)	(368)
Change in unrealized gain (loss) on investments	1,004,233	1,378,106	74,257	-	89,253	1,591,994	156,908	60,740

Net gain (loss) on investments	777,998	1,000,930	73,203	8	110,367	905,999	131,747	60,372
Reinvested capital gains	-	-	-	-	1,066	-	148	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,045,368	1,027,585	73,554	9	111,770	920,421	136,246	68,183

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$13,454	3,242	30,445	72,899	4,543	26,217	2,210	52,434

Net investment income (loss)	13,454	3,242	30,445	72,899	4,543	26,217	2,210	52,434
Realized gain (loss) on investments	(9,565)	541	(6,223)	(107,253)	18,536	7,613	389	(1,896,895)
Change in unrealized gain (loss) on investments	171,205	11,813	283,899	1,231,367	7,088	(5,869)	406	2,652,792

Net gain (loss) on investments	161,640	12,354	277,676	1,124,114	25,624	1,744	795	755,897
Reinvested capital gains	-	273	99	2,488	150	6,892	1,678	-

Net increase (decrease) in contract owners’ equity resulting from operations	$175,094	15,869	308,220	1,199,501	30,317	34,853	4,683	808,331

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$223,596	1,649	11,093	46,251	20	150	18,652	187,639

Net investment income (loss)	223,596	1,649	11,093	46,251	20	150	18,652	187,639
Realized gain (loss) on investments	124,408	(72,453)	(41,853)	(829,798)	1	62	(34,815)	(1,112,409)
Change in unrealized gain (loss) on investments	(289,871)	202,212	141,374	1,740,335	25	1,084	109,713	2,834,268

Net gain (loss) on investments	(165,463)	129,759	99,521	910,537	26	1,146	74,898	1,721,859
Reinvested capital gains	106,488	-	-	263,850	23	71	5,662	300,437

Net increase (decrease) in contract owners’ equity resulting from operations	$164,621	131,408	110,614	1,220,638	69	1,367	99,212	2,209,935

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$230,189	20,419	12,137	5,894	41,759	35,300	8,886	6,428

Net investment income (loss)	230,189	20,419	12,137	5,894	41,759	35,300	8,886	6,428
Realized gain (loss) on investments	(604,474)	(148,780)	(171,567)	-	(513,061)	(2,136,668)	38,122	8,697
Change in unrealized gain (loss) on investments	3,984,243	301,058	504,435	-	1,537,348	2,389,715	506,662	112,093

Net gain (loss) on investments	3,379,769	152,278	332,868	-	1,024,287	253,047	544,784	120,790
Reinvested capital gains	846,572	18,631	39,595	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,456,530	191,328	384,600	5,894	1,066,046	288,347	553,670	127,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	20,922	-	3,483	3,378	203,559	13,624	-

Net investment income (loss)	-	20,922	-	3,483	3,378	203,559	13,624	-
Realized gain (loss) on investments	(240,490)	(576,877)	(133,168)	(461,089)	(678,263)	(104,617)	4,438	(89,240)
Change in unrealized gain (loss) on investments	864,423	1,102,401	266,265	540,737	1,068,584	345,255	(3,946)	307,148

Net gain (loss) on investments	623,933	525,524	133,097	79,648	390,321	240,638	492	217,908
Reinvested capital gains	-	-	-	-	-	-	3,593	-

Net increase (decrease) in contract owners’ equity resulting from operations	$623,933	546,446	133,097	83,131	393,699	444,197	17,709	217,908

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI	AVCA
Reinvested dividends	$-	-	13,870	27,875	25,332	146,830	-	2,122

Net investment income (loss)	-	-	13,870	27,875	25,332	146,830	-	2,122
Realized gain (loss) on investments	(97,921)	179	97,611	(804,962)	3,651	(294,061)	(843,901)	(32,348)
Change in unrealized gain (loss) on investments	167,187	12	782,643	1,362,714	456,244	418,785	1,146,455	96,524

Net gain (loss) on investments	69,266	191	880,254	557,752	459,895	124,724	302,554	64,176
Reinvested capital gains	-	3	7,523	-	9,788	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$69,266	194	901,647	585,627	495,015	271,554	302,554	66,298

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$-	3,430	22,377	1,444	54,147	644	127,271	-

Net investment income (loss)	-	3,430	22,377	1,444	54,147	644	127,271	-
Realized gain (loss) on investments	(80,049)	(4,328)	(19,700)	(29,368)	(192,851)	(64,913)	(378,824)	(347,715)
Change in unrealized gain (loss) on investments	290,139	105,502	127,641	41,339	640,332	105,591	712,621	376,342

Net gain (loss) on investments	210,090	101,174	107,941	11,971	447,481	40,678	333,797	28,627
Reinvested capital gains	-	13,385	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$210,090	117,989	130,318	13,415	501,628	41,322	461,068	28,627

Investment Activity:	DVSCS	DSIF	DCAP	FVMOS	FQB	FCS	FNRS2	FEIS
Reinvested dividends	$24,791	46,398	24,026	902	67,651	92,154	5,462	46,467

Net investment income (loss)	24,791	46,398	24,026	902	67,651	92,154	5,462	46,467
Realized gain (loss) on investments	(186,651)	(497,803)	(254,556)	(785)	(22,082)	(574,663)	(797,479)	(220,608)
Change in unrealized gain (loss) on investments	251,528	932,133	398,284	(2,746)	148,499	2,666,903	1,699,404	765,877

Net gain (loss) on investments	64,877	434,330	143,728	(3,531)	126,417	2,092,240	901,925	545,269
Reinvested capital gains	168,055	134,403	70,107	916	-	1,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$257,723	615,131	237,861	(1,713)	194,068	2,186,380	907,387	591,736

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$21,999	44,550	21,533	4,601	512,454	27,362	31,261	589

Net investment income (loss)	21,999	44,550	21,533	4,601	512,454	27,362	31,261	589
Realized gain (loss) on investments	(33,352)	(151,499)	(96,584)	(191,659)	(111,995)	(1,053,552)	(180,385)	(32,385)
Change in unrealized gain (loss) on investments	94,239	415,515	326,402	465,278	389,294	2,423,075	517,559	82,446

Net gain (loss) on investments	60,887	264,016	229,818	273,619	277,299	1,369,523	337,174	50,061
Reinvested capital gains	2,573	16,552	10,811	1,182	24,688	23,887	4,645	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,459	325,118	262,162	279,402	814,441	1,420,772	373,080	50,650

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMINS
Reinvested dividends	$94,853	22,950	44,457	60,627	163,921	345,436	13,619	-

Net investment income (loss)	94,853	22,950	44,457	60,627	163,921	345,436	13,619	-
Realized gain (loss) on investments	(182,243)	(50,373)	(390,657)	(633,367)	(2,825,078)	(14,566)	(3,839)	(150,991)
Change in unrealized gain (loss) on investments	457,220	255,063	1,425,042	1,240,281	3,045,919	129,474	92,943	236,636

Net gain (loss) on investments	274,977	204,690	1,034,385	606,914	220,841	114,908	89,104	85,645
Reinvested capital gains	-	-	103,233	5,683	198,144	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$369,830	227,640	1,182,075	673,224	582,906	460,344	102,723	85,645

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMRS	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVGI
Reinvested dividends	$-	-	12,547	3,349	42,873	-	-	69,504

Net investment income (loss)	-	-	12,547	3,349	42,873	-	-	69,504
Realized gain (loss) on investments	(129,755)	(8,708)	(51,107)	(80,993)	(397,887)	(101,072)	(56,932)	(910,391)
Change in unrealized gain (loss) on investments	218,543	30,346	194,855	499,332	891,903	169,917	66,614	1,838,172

Net gain (loss) on investments	88,788	21,638	143,748	418,339	494,016	68,845	9,682	927,781
Reinvested capital gains	-	-	-	-	40,963	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$88,788	21,638	156,295	421,688	577,852	68,845	9,682	997,285

Investment Activity:	OVSC	PMVFBA	PMVLDA	PVGIB	PVTVB	TRBCG2	TREI2	TRLT2
Reinvested dividends	$28,898	4,718	19,660	207	19	-	35,773	24,458

Net investment income (loss)	28,898	4,718	19,660	207	19	-	35,773	24,458
Realized gain (loss) on investments	(1,256,277)	47,760	2,710	(1,685)	(41)	(1,306,603)	(239,115)	17,456
Change in unrealized gain (loss) on investments	1,756,010	(2,934)	(25,238)	4,163	1,194	1,909,665	716,704	26,669

Net gain (loss) on investments	499,733	44,826	(22,528)	2,478	1,153	603,062	477,589	44,125
Reinvested capital gains	-	1,822	75,334	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$528,631	51,366	72,466	2,685	1,172	603,062	513,362	68,583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRPMP	WFVSCG	SGRF
Reinvested dividends	$-	-	-	-

Net investment income (loss)	-	-	-	-
Realized gain (loss) on investments	515	29	3,214	(272,185)
Change in unrealized gain (loss) on investments	14,358	14	2,865	296,525

Net gain (loss) on investments	14,873	43	6,079	24,340
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,873	43	6,079	24,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		JACAS		JARLCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,300,893	4,054,956	4,840	-	234	149	187	226
Realized gain (loss) on investments	(33,063,291)	(8,019,129)	19,635	-	(277,126)	9,797	(4,107)	(1,133)
Change in unrealized gain (loss) on investments	72,232,198	(81,893,099)	17,381	-	896,349	(847,220)	8,335	(8,335)
Reinvested capital gains	3,073,310	12,809,115	-	-	-	-	-	1,175

Net increase (decrease) in contract owners’ equity resulting from operations	46,543,110	(73,048,157)	41,856	-	619,457	(837,274)	4,415	(8,067)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,445,050	84,278,662	94,098	-	301,982	180,633	3,592	20,917
Transfers between funds	-	-	310,793	-	378,079	865,227	(38,938)	2,375
Surrenders (note 6)	(11,954,287)	(6,879,433)	-	-	(178,707)	(19,193)	-	-
Death benefits (note 4)	(119,095)	(285,782)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,192,099)	(2,961,910)	(3,912)	-	(7,672)	(6,168)	-	-
Deductions for surrender charges (note 2d)	(1,762,896)	(1,371,261)	-	-	(2,005)	(1,690)	-	(45)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,493,129)	(19,284,757)	(9,973)	-	(124,728)	(112,096)	(2,167)	(3,041)
Asset charges (note 3)	(828,784)	(790,791)	(527)	-	(5,864)	(4,579)	(94)	(94)
Adjustments to maintain reserves	(16,790)	(9,067)	1	-	48	(122)	8	(9)

Net equity transactions	17,077,970	52,695,661	390,480	-	361,133	902,012	(37,599)	20,103

Net change in contract owners’ equity	63,621,080	(20,352,496)	432,336	-	980,590	64,738	(33,184)	12,036
Contract owners’ equity beginning of period	167,434,335	187,786,831	-	-	1,241,707	1,176,969	33,184	21,148

Contract owners’ equity end of period	$231,055,415	167,434,335	432,336	-	2,222,297	1,241,707	-	33,184

CHANGES IN UNITS:
Beginning units	19,126,166	14,100,446	-	-	154,343	81,474	5,178	2,104
Units purchased	9,726,044	13,029,932	36,739	-	50,779	85,839	673	3,537
Units redeemed	(7,540,378)	(8,004,212)	(1,251)	-	(15,943)	(12,970)	(5,851)	(463)

Ending units	21,311,832	19,126,166	35,488	-	189,179	154,343	-	5,178

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		MIGIC		MVFIC		MSVFI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$17,104	120,787	4,922	4,958	63,858	25,567	125,958	81,974
Realized gain (loss) on investments	(1,119,854)	(139,390)	(36,447)	(18,059)	(509,906)	(160,312)	(238,666)	(80,050)
Change in unrealized gain (loss) on investments	3,154,294	(3,592,173)	259,043	(398,208)	1,739,999	(1,019,730)	211,927	(261,692)
Reinvested capital gains	117,262	647,764	-	40,522	-	86,269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,168,806	(2,963,012)	227,518	(370,787)	1,293,951	(1,068,206)	99,219	(259,768)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	749,565	1,081,101	111,407	202,854	1,031,645	343,855	198,811	496,052
Transfers between funds	71,384	1,785,003	(74,673)	(120,539)	2,360,723	724,954	(1,109,422)	(1,049,943)
Surrenders (note 6)	(241,509)	(13,892)	(15,480)	(309)	(374,728)	(8,461)	(134,474)	(15,187)
Death benefits (note 4)	(2,074)	-	-	-	(3,320)	-	-	(281)
Net policy repayments (loans) (note 5)	(75,858)	(11,163)	(9,257)	(1,822)	6,148	(28,038)	(11,394)	(14,149)
Deductions for surrender charges (note 2d)	(13,814)	(8,253)	(9,828)	(3,801)	(25,338)	(5,774)	(7,936)	(7,886)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(378,743)	(391,017)	(60,797)	(71,416)	(413,784)	(145,075)	(101,898)	(207,018)
Asset charges (note 3)	(15,436)	(15,361)	(3,327)	(3,798)	(19,994)	(8,733)	(4,401)	(9,067)
Adjustments to maintain reserves	44	(63)	18	(49)	19	(65)	47	(133)

Net equity transactions	93,559	2,426,355	(61,937)	1,120	2,561,371	872,663	(1,170,667)	(807,612)

Net change in contract owners’ equity	2,262,365	(536,657)	165,581	(369,667)	3,855,322	(195,543)	(1,071,448)	(1,067,380)
Contract owners’ equity beginning of period	2,972,731	3,509,388	609,411	979,078	2,381,334	2,576,877	1,748,354	2,815,734

Contract owners’ equity end of period	$5,235,096	2,972,731	774,992	609,411	6,236,656	2,381,334	676,906	1,748,354

CHANGES IN UNITS:
Beginning units	417,642	235,628	76,150	77,232	252,293	184,058	171,093	247,428
Units purchased	96,579	232,276	12,746	18,707	345,004	90,794	17,747	62,168
Units redeemed	(103,501)	(50,262)	(19,503)	(19,789)	(58,854)	(22,559)	(128,425)	(138,503)

Ending units	410,720	417,642	69,393	76,150	538,443	252,293	60,415	171,093

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		NVAGF3		NVAMV1		GVAAA2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$69,777	108,485	1,789	-	82	-	616	20,911
Realized gain (loss) on investments	(2,257,009)	(809,482)	429	-	10	-	(89,723)	(5,498)
Change in unrealized gain (loss) on investments	2,396,141	(1,790,514)	2,557	-	457	-	257,234	(261,718)
Reinvested capital gains	-	1,189,795	242	-	494	-	19,738	8,747

Net increase (decrease) in contract owners’ equity resulting from operations	208,909	(1,301,716)	5,017	-	1,043	-	187,865	(237,558)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	300,612	654,703	(202)	-	3,933	-	306,034	155,410
Transfers between funds	(2,402,512)	185,920	51,626	-	8,466	-	210,691	305,417
Surrenders (note 6)	(33,075)	(54,467)	-	-	-	-	(166,150)	-
Death benefits (note 4)	(1,435)	(10,107)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,512)	(149,219)	-	-	-	-	(419)	2,728
Deductions for surrender charges (note 2d)	(20,706)	(17,696)	-	-	-	-	(27,947)	(1,129)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,194)	(283,048)	(1,891)	-	(408)	-	(111,713)	(80,274)
Asset charges (note 3)	(5,031)	(12,119)	(95)	-	(19)	-	(3,945)	(2,887)
Adjustments to maintain reserves	39	(80)	3	-	2	-	47	(80)

Net equity transactions	(2,315,814)	313,887	49,441	-	11,974	-	206,598	379,185

Net change in contract owners’ equity	(2,106,905)	(987,829)	54,458	-	13,017	-	394,463	141,627
Contract owners’ equity beginning of period	2,106,905	3,094,734	-	-	-	-	690,240	548,613

Contract owners’ equity end of period	$-	2,106,905	54,458	-	13,017	-	1,084,703	690,240

CHANGES IN UNITS:
Beginning units	243,398	222,042	-	-	-	-	87,717	48,960
Units purchased	42,249	71,671	4,946	-	1,078	-	59,820	48,299
Units redeemed	(285,647)	(50,315)	(177)	-	(42)	-	(35,843)	(9,542)

Ending units	-	243,398	4,769	-	1,036	-	111,694	87,717

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,345	51,426	-	32,658	-	74,944	-	8,451
Realized gain (loss) on investments	(30,204)	(14,881)	(98,712)	(17,450)	(841,806)	(121,869)	(30,468)	(9,096)
Change in unrealized gain (loss) on investments	179,114	(130,386)	398,285	(581,240)	1,393,977	(2,055,353)	147,336	(116,249)
Reinvested capital gains	415	656	85,513	39,327	325,360	218,384	10,887	98

Net increase (decrease) in contract owners’ equity resulting from operations	153,670	(93,185)	385,086	(526,705)	877,531	(1,883,894)	127,755	(116,796)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208,171	191,793	318,631	230,072	438,819	677,680	126,698	69,144
Transfers between funds	313,552	420,235	159,891	353,003	(41,923)	894,200	238,661	350,303
Surrenders (note 6)	(1,258)	(621)	(9,407)	(26,524)	(265,470)	(46,519)	-	(1)
Death benefits (note 4)	-	-	-	(2,152)	-	-	-	-
Net policy repayments (loans) (note 5)	(292)	(103)	(20,627)	(5,861)	(15,508)	(12,124)	(2,367)	(105)
Deductions for surrender charges (note 2d)	(4,708)	(211)	(2,688)	(6,686)	(15,652)	(6,663)	(386)	(122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,087)	(74,256)	(97,986)	(81,375)	(212,967)	(293,125)	(52,056)	(26,527)
Asset charges (note 3)	(4,236)	(2,767)	(4,482)	(3,643)	(10,033)	(12,387)	(2,110)	(990)
Adjustments to maintain reserves	43	(96)	27	(74)	55	(92)	24	(63)

Net equity transactions	425,185	533,974	343,359	456,760	(122,679)	1,200,970	308,464	391,639

Net change in contract owners’ equity	578,855	440,789	728,445	(69,945)	754,852	(682,924)	436,219	274,843
Contract owners’ equity beginning of period	908,732	467,943	904,059	974,004	2,587,795	3,270,719	324,839	49,996

Contract owners’ equity end of period	$1,487,587	908,732	1,632,504	904,059	3,342,647	2,587,795	761,058	324,839

CHANGES IN UNITS:
Beginning units	92,901	43,116	118,818	78,552	399,966	282,016	53,018	5,054
Units purchased	59,699	57,285	49,769	53,877	62,368	155,002	50,846	51,670
Units redeemed	(16,996)	(7,500)	(17,068)	(13,611)	(90,070)	(37,052)	(8,819)	(3,706)

Ending units	135,604	92,901	151,519	118,818	372,264	399,966	95,045	53,018

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM3		NVIE6		GEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$267,370	173,666	26,655	31,856	351	230	1	-
Realized gain (loss) on investments	(226,235)	(168,163)	(377,176)	(223,175)	(1,054)	(2,660)	8	-
Change in unrealized gain (loss) on investments	1,004,233	(485,510)	1,378,106	(2,443,466)	74,257	(8,264)	-	-
Reinvested capital gains	-	-	-	582,796	-	2,715	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,045,368	(480,007)	1,027,585	(2,051,989)	73,554	(7,979)	9	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	284,562	281,715	456,399	654,754	56,112	234	144	-
Transfers between funds	161,470	324,259	349,932	100,093	558,817	26,622	238	-
Surrenders (note 6)	(123,701)	(38,922)	(70,766)	(110,406)	(8,019)	-	(1)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(14,404)	(16,400)	(7,726)	(13,611)	(5,730)	-	-	-
Deductions for surrender charges (note 2d)	(11,235)	(3,511)	(24,653)	(23,596)	(1,746)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,190)	(105,104)	(197,755)	(236,968)	(22,722)	(878)	(23)	-
Asset charges (note 3)	(9,370)	(6,819)	(8,415)	(10,028)	(1,097)	(48)	-	-
Adjustments to maintain reserves	16	(75)	50	169	3,572	(6)	(5)	-

Net equity transactions	145,148	435,143	497,066	360,407	579,187	25,924	353	-

Net change in contract owners’ equity	1,190,516	(44,864)	1,524,651	(1,691,582)	652,741	17,945	362	-
Contract owners’ equity beginning of period	1,732,466	1,777,330	1,450,606	3,142,188	17,945	-	-	-

Contract owners’ equity end of period	$2,922,982	1,732,466	2,975,257	1,450,606	670,686	17,945	362	-

CHANGES IN UNITS:
Beginning units	200,335	147,776	129,682	118,462	3,258	-	-	-
Units purchased	55,154	67,662	53,329	52,523	95,790	3,411	29	-
Units redeemed	(24,105)	(15,103)	(20,314)	(41,303)	(4,985)	(153)	(2)	-

Ending units	231,384	200,335	162,697	129,682	94,063	3,258	27	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$337	-	14,422	10,029	4,351	1,852	7,811	1,023
Realized gain (loss) on investments	21,114	(3)	(685,995)	(48,621)	(25,161)	(28,286)	(368)	(450)
Change in unrealized gain (loss) on investments	89,253	(166)	1,591,994	(1,567,526)	156,908	(45,471)	60,740	(2,521)
Reinvested capital gains	1,066	-	-	-	148	2,916	-	628

Net increase (decrease) in contract owners’ equity resulting from operations	111,770	(169)	920,421	(1,606,118)	136,246	(68,989)	68,183	(1,320)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,825	1,163	1,025,413	417,192	277,743	27,003	180,653	43,997
Transfers between funds	358,697	1,357	(1,146,125)	4,882,664	239,490	211,919	159,634	94,872
Surrenders (note 6)	-	-	(221,438)	(12,223)	(36,861)	-	(347)	-
Death benefits (note 4)	-	-	(4,403)	(313)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	16,597	(5,857)	(1,550)	-	-	-
Deductions for surrender charges (note 2d)	-	-	(25,384)	(5,708)	(37,258)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,533)	(36)	(395,277)	(193,939)	(61,776)	(8,657)	(25,666)	(2,551)
Asset charges (note 3)	(459)	(2)	(16,230)	(7,192)	(2,251)	(369)	(1,185)	(139)
Adjustments to maintain reserves	5	(2)	36	(37)	5	(13)	(3)	-

Net equity transactions	385,535	2,480	(766,811)	5,074,587	377,542	229,883	313,086	136,179

Net change in contract owners’ equity	497,305	2,311	153,610	3,468,469	513,788	160,894	381,269	134,859
Contract owners’ equity beginning of period	2,311	-	3,468,469	-	160,894	-	134,859	-

Contract owners’ equity end of period	$499,616	2,311	3,622,079	3,468,469	674,682	160,894	516,128	134,859

CHANGES IN UNITS:
Beginning units	446	-	561,555	-	25,077	-	16,853	-
Units purchased	63,133	455	156,912	593,027	76,339	26,402	40,021	17,198
Units redeemed	(552)	(9)	(271,736)	(31,472)	(20,088)	(1,325)	(3,072)	(345)

Ending units	63,027	446	446,731	561,555	81,328	25,077	53,802	16,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,454	3,451	3,242	278	30,445	6,950	72,899	20,721
Realized gain (loss) on investments	(9,565)	(24,709)	541	(349)	(6,223)	(13,664)	(107,253)	(84,662)
Change in unrealized gain (loss) on investments	171,205	(29,254)	11,813	(525)	283,899	(23,969)	1,231,367	(444,470)
Reinvested capital gains	-	3,143	273	50	99	5,980	2,488	24,245

Net increase (decrease) in contract owners’ equity resulting from operations	175,094	(47,369)	15,869	(546)	308,220	(24,703)	1,199,501	(484,166)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,819	68,013	15,035	2,164	659,783	134,728	1,347,632	370,843
Transfers between funds	390,169	362,343	115,571	27,997	708,936	886,190	2,682,859	2,423,380
Surrenders (note 6)	-	-	-	-	52	(13)	1,977	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(156)	(3,528)	(8,008)	-	(21,665)	-	(42,353)	-
Deductions for surrender charges (note 2d)	-	-	(718)	-	(2,194)	(383)	(3,398)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,247)	(16,984)	(9,120)	(527)	(117,460)	(17,874)	(513,323)	(134,800)
Asset charges (note 3)	(3,390)	(552)	(529)	(29)	(5,719)	(711)	(17,574)	(2,872)
Adjustments to maintain reserves	10	(15)	10	(12)	23	(26)	(2,219)	(14)

Net equity transactions	581,205	409,277	112,241	29,593	1,221,756	1,001,911	3,453,601	2,656,537

Net change in contract owners’ equity	756,299	361,908	128,110	29,047	1,529,976	977,208	4,653,102	2,172,371
Contract owners’ equity beginning of period	361,908	-	29,047	-	977,208	-	2,172,371	-

Contract owners’ equity end of period	$1,118,207	361,908	157,157	29,047	2,507,184	977,208	6,825,473	2,172,371

CHANGES IN UNITS:
Beginning units	49,825	-	3,177	-	128,126	-	314,977	-
Units purchased	85,534	52,559	13,850	3,240	180,564	130,536	543,701	333,631
Units redeemed	(11,458)	(2,734)	(1,845)	(63)	(39,252)	(2,410)	(77,516)	(18,654)

Ending units	123,901	49,825	15,182	3,177	269,438	128,126	781,162	314,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC1		NVCBD1		NVLCP1		TRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,543	1,277	26,217	1,755	2,210	118	52,434	72,406
Realized gain (loss) on investments	18,536	(11,427)	7,613	(210)	389	6	(1,896,895)	(86,321)
Change in unrealized gain (loss) on investments	7,088	(1,376)	(5,869)	(1,224)	406	350	2,652,792	(3,374,395)
Reinvested capital gains	150	284	6,892	-	1,678	-	-	856,069

Net increase (decrease) in contract owners’ equity resulting from operations	30,317	(11,242)	34,853	321	4,683	474	808,331	(2,532,241)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,987	9,243	112,138	738	10,665	5,806	1,044,017	1,650,569
Transfers between funds	138,933	101,007	1,326,320	110,368	72,538	3,179	(1,322,818)	294,988
Surrenders (note 6)	-	-	(56,846)	(76)	-	-	(245,376)	(45,273)
Death benefits (note 4)	-	-	-	-	-	-	(4,485)	(317)
Net policy repayments (loans) (note 5)	(16,064)	-	12,934	-	-	-	8,980	(34,566)
Deductions for surrender charges (note 2d)	(64)	-	(4,539)	-	-	-	(28,301)	(22,090)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,884)	(2,765)	(46,729)	(1,029)	(2,297)	(186)	(433,550)	(551,788)
Asset charges (note 3)	(659)	(173)	(2,479)	(82)	(169)	(7)	(17,396)	(22,024)
Adjustments to maintain reserves	10	(7)	17	(18)	4	(5)	20	(343)

Net equity transactions	141,259	107,305	1,340,816	109,901	80,741	8,787	(998,909)	1,269,156

Net change in contract owners’ equity	171,576	96,063	1,375,669	110,222	85,424	9,261	(190,578)	(1,263,085)
Contract owners’ equity beginning of period	96,063	-	110,222	-	9,261	-	3,894,760	5,157,845

Contract owners’ equity end of period	$267,639	96,063	1,485,891	110,222	94,685	9,261	3,704,182	3,894,760

CHANGES IN UNITS:
Beginning units	11,469	-	11,083	-	931	-	499,130	386,326
Units purchased	18,646	11,806	135,913	11,202	7,455	955	128,485	185,038
Units redeemed	(2,952)	(337)	(9,652)	(119)	(224)	(24)	(251,153)	(72,234)

Ending units	27,163	11,469	137,344	11,083	8,162	931	376,462	499,130

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GVGHS		GVIX6		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$223,596	224,920	1,649	1,776	11,093	10,078	46,251	96,631
Realized gain (loss) on investments	124,408	44,611	(72,453)	(21,826)	(41,853)	(62,194)	(829,798)	(201,507)
Change in unrealized gain (loss) on investments	(289,871)	144,047	202,212	(213,318)	141,374	(227,085)	1,740,335	(2,723,250)
Reinvested capital gains	106,488	-	-	51,807	-	759	263,850	836,368

Net increase (decrease) in contract owners’ equity resulting from operations	164,621	413,578	131,408	(181,561)	110,614	(278,442)	1,220,638	(1,991,758)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,435,231	1,285,613	80,873	100,460	44,348	50,089	1,310,058	1,643,367
Transfers between funds	172,095	2,205,311	228,029	(21,456)	45,739	109,791	206,366	(38,914)
Surrenders (note 6)	(471,778)	(67,392)	(54,124)	(4,042)	(30,110)	(20,234)	(124,123)	(113,624)
Death benefits (note 4)	(4,277)	(457)	-	-	-	-	(374)	-
Net policy repayments (loans) (note 5)	(20,351)	(307,950)	(3,365)	(1,280)	(5,234)	(5,889)	(34,037)	(40,351)
Deductions for surrender charges (note 2d)	(38,845)	(18,970)	(3,706)	(952)	(167)	(848)	(110,262)	(62,359)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(577,395)	(504,386)	(58,942)	(63,407)	(17,398)	(16,811)	(512,804)	(567,641)
Asset charges (note 3)	(26,487)	(20,863)	(2,179)	(2,169)	(1,407)	(1,542)	(20,489)	(20,274)
Adjustments to maintain reserves	67	(70)	37	(103)	21	(53)	42	(88)

Net equity transactions	468,260	2,570,836	186,623	7,051	35,792	114,503	714,377	800,116

Net change in contract owners’ equity	632,881	2,984,414	318,031	(174,510)	146,406	(163,939)	1,935,015	(1,191,642)
Contract owners’ equity beginning of period	6,700,849	3,716,435	508,933	683,443	369,573	533,512	3,550,060	4,741,702

Contract owners’ equity end of period	$7,333,730	6,700,849	826,964	508,933	515,979	369,573	5,485,075	3,550,060

CHANGES IN UNITS:
Beginning units	545,866	326,118	54,491	54,712	54,054	44,394	412,170	347,696
Units purchased	175,557	295,949	28,195	11,991	8,971	12,401	182,331	169,045
Units redeemed	(139,640)	(76,201)	(8,351)	(12,212)	(4,349)	(2,741)	(93,872)	(104,571)

Ending units	581,783	545,866	74,335	54,491	58,676	54,054	500,629	412,170

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$20	-	150	-	18,652	19,384	187,639	330,871
Realized gain (loss) on investments	1	-	62	-	(34,815)	(9,359)	(1,112,409)	(142,278)
Change in unrealized gain (loss) on investments	25	-	1,084	-	109,713	(54,112)	2,834,268	(4,067,573)
Reinvested capital gains	23	-	71	-	5,662	10,407	300,437	978,723

Net increase (decrease) in contract owners’ equity resulting from operations	69	-	1,367	-	99,212	(33,680)	2,209,935	(2,900,257)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,889	-	1,173	-	443,829	155,266	3,619,307	3,190,612
Transfers between funds	601	-	12,197	-	169,191	124,357	(190,205)	(15,765)
Surrenders (note 6)	-	-	-	-	(37,211)	(5,045)	(683,306)	(152,072)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	16,962	(20,193)	(6,695)	(56,441)
Deductions for surrender charges (note 2d)	-	-	-	-	(3,931)	(2,346)	(96,267)	(59,955)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(307)	-	(990)	-	(104,827)	(69,352)	(1,041,841)	(974,849)
Asset charges (note 3)	(8)	-	(41)	-	(4,826)	(2,751)	(41,125)	(38,761)
Adjustments to maintain reserves	4	-	-	-	32	(73)	73	(37)

Net equity transactions	3,179	-	12,339	-	479,219	179,863	1,559,941	1,892,732

Net change in contract owners’ equity	3,248	-	13,706	-	578,431	146,183	3,769,876	(1,007,525)
Contract owners’ equity beginning of period	-	-	-	-	616,215	470,032	10,644,658	11,652,183

Contract owners’ equity end of period	$3,248	-	13,706	-	1,194,646	616,215	14,414,534	10,644,658

CHANGES IN UNITS:
Beginning units	-	-	-	-	56,571	40,552	1,105,303	929,278
Units purchased	306	-	1,211	-	56,811	25,062	384,031	394,932
Units redeemed	(27)	-	(88)	-	(12,842)	(9,043)	(232,987)	(218,907)

Ending units	279	-	1,123	-	100,540	56,571	1,256,347	1,105,303

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$230,189	387,616	20,419	28,835	12,137	17,247	5,894	234,037
Realized gain (loss) on investments	(604,474)	(460,075)	(148,780)	(52,841)	(171,567)	(68,282)	-	-
Change in unrealized gain (loss) on investments	3,984,243	(7,241,311)	301,058	(170,593)	504,435	(637,374)	-	-
Reinvested capital gains	846,572	1,677,859	18,631	48,721	39,595	95,810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,456,530	(5,635,911)	191,328	(145,878)	384,600	(592,599)	5,894	234,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,435,178	5,231,883	226,308	468,446	294,533	289,983	8,193,487	35,027,541
Transfers between funds	2,368,030	1,963,389	487,572	15,782	78,347	127,896	(6,654,579)	(23,400,913)
Surrenders (note 6)	(526,408)	(669,391)	(85,964)	(179,549)	(102,042)	(22,713)	(2,521,733)	(3,723,433)
Death benefits (note 4)	-	-	-	-	-	-	(61,321)	(28,739)
Net policy repayments (loans) (note 5)	(41,048)	(71,062)	(8,428)	50,881	3,190	(6,361)	(1,103,493)	(1,284,921)
Deductions for surrender charges (note 2d)	(173,763)	(228,446)	(844)	(61,380)	(11,415)	(5,325)	(230,764)	(292,849)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,175,367)	(1,939,446)	(164,535)	(170,568)	(110,324)	(107,509)	(1,659,173)	(1,822,845)
Asset charges (note 3)	(83,214)	(70,311)	(4,880)	(4,046)	(5,147)	(5,039)	(73,577)	(68,572)
Adjustments to maintain reserves	57	361	34	(79)	35	(92)	(19,486)	(361)

Net equity transactions	5,803,465	4,216,977	449,263	119,487	147,177	270,840	(4,130,639)	4,404,908

Net change in contract owners’ equity	10,259,995	(1,418,934)	640,591	(26,391)	531,777	(321,759)	(4,124,745)	4,638,945
Contract owners’ equity beginning of period	13,690,203	15,109,137	820,982	847,373	1,052,141	1,373,900	13,835,494	9,196,549

Contract owners’ equity end of period	$23,950,198	13,690,203	1,461,573	820,982	1,583,918	1,052,141	9,710,749	13,835,494

CHANGES IN UNITS:
Beginning units	1,507,466	1,141,464	80,064	70,206	121,817	101,070	1,205,473	817,742
Units purchased	919,623	741,280	66,494	49,035	33,586	40,694	636,364	4,017,270
Units redeemed	(307,006)	(375,278)	(22,139)	(39,177)	(21,305)	(19,947)	(996,104)	(3,629,539)

Ending units	2,120,083	1,507,466	124,419	80,064	134,098	121,817	845,733	1,205,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV3		NVMLG1		NVMLV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$41,759	3,335	35,300	54,945	8,886	20	6,428	8
Realized gain (loss) on investments	(513,061)	(62,957)	(2,136,668)	(118,684)	38,122	(1,138)	8,697	(990)
Change in unrealized gain (loss) on investments	1,537,348	(1,515,639)	2,389,715	(2,238,782)	506,662	(1,702)	112,093	(172)
Reinvested capital gains	-	-	-	485,298	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,066,046	(1,575,261)	288,347	(1,817,223)	553,670	(2,820)	127,218	(1,154)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	935,184	696,424	389,927	974,455	280,527	23,612	57,057	11,124
Transfers between funds	(936,288)	4,478,107	(1,373,756)	(824,328)	2,025,627	(10,952)	1,120,891	(8,761)
Surrenders (note 6)	(209,598)	(17,835)	(63,230)	(18,455)	(53,410)	-	(15,854)	-
Death benefits (note 4)	(4,709)	(200)	(319)	(97)	(2,010)	-	-	-
Net policy repayments (loans) (note 5)	21,989	(6,160)	(6,971)	(57,414)	18,885	(3)	(20,099)	(3)
Deductions for surrender charges (note 2d)	(23,605)	(9,287)	(15,828)	(11,690)	(7,643)	-	(11,344)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(393,182)	(232,387)	(164,353)	(303,774)	(122,564)	(1,064)	(39,310)	(273)
Asset charges (note 3)	(15,937)	(8,722)	(7,133)	(13,062)	(5,535)	(25)	(2,063)	-
Adjustments to maintain reserves	36	(33)	26	(230)	26	(29)	25	(18)

Net equity transactions	(626,110)	4,899,907	(1,241,637)	(254,595)	2,133,903	11,539	1,089,303	2,069

Net change in contract owners’ equity	439,936	3,324,646	(953,290)	(2,071,818)	2,687,573	8,719	1,216,521	915
Contract owners’ equity beginning of period	3,324,646	-	2,381,579	4,453,397	8,719	-	915	-

Contract owners’ equity end of period	$3,764,582	3,324,646	1,428,289	2,381,579	2,696,292	8,719	1,217,436	915

CHANGES IN UNITS:
Beginning units	541,439	-	306,702	307,790	1,370	-	144	-
Units purchased	138,646	579,440	53,678	104,865	348,231	3,245	161,989	1,268
Units redeemed	(230,803)	(38,001)	(218,715)	(105,953)	(23,164)	(1,875)	(12,039)	(1,124)

Ending units	449,282	541,439	141,665	306,702	326,437	1,370	150,094	144

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	20,922	24,520	-	-	3,483	11,069
Realized gain (loss) on investments	(240,490)	(17,064)	(576,877)	(38,162)	(133,168)	(61,798)	(461,089)	(76,548)
Change in unrealized gain (loss) on investments	864,423	(570,667)	1,102,401	(968,204)	266,265	(333,386)	540,737	(381,259)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	623,933	(587,731)	546,446	(981,846)	133,097	(395,184)	83,131	(446,738)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	581,396	226,757	568,399	536,477	104,629	115,118	155,470	843,582
Transfers between funds	1,084,449	1,538,787	(699,418)	3,239,389	(41,959)	147,363	(428,873)	89,435
Surrenders (note 6)	(109,277)	(4,889)	(117,442)	(13,166)	(10,629)	(1,095)	(16,488)	(25,108)
Death benefits (note 4)	(2,539)	(96)	(2,839)	(165)	-	-	-	-
Net policy repayments (loans) (note 5)	7,390	(1,970)	10,412	(4,838)	(4,858)	2,660	(7,954)	(2,169)
Deductions for surrender charges (note 2d)	(14,564)	(2,797)	(14,063)	(7,426)	(3,884)	(2,458)	(4,264)	(6,692)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(245,765)	(75,777)	(226,933)	(182,293)	(50,382)	(45,723)	(58,060)	(57,357)
Asset charges (note 3)	(10,305)	(2,878)	(9,468)	(6,887)	(2,324)	(2,470)	(3,121)	(3,196)
Adjustments to maintain reserves	(1,395)	(17)	77	(37)	26	(81)	20	(66)

Net equity transactions	1,289,390	1,677,120	(491,275)	3,561,054	(9,381)	213,314	(363,270)	838,429

Net change in contract owners’ equity	1,913,323	1,089,389	55,171	2,579,208	123,716	(181,870)	(280,139)	391,691
Contract owners’ equity beginning of period	1,089,389	-	2,579,208	-	547,051	728,921	1,095,222	703,531

Contract owners’ equity end of period	$3,002,712	1,089,389	2,634,379	2,579,208	670,767	547,051	815,083	1,095,222

CHANGES IN UNITS:
Beginning units	173,477	-	381,658	-	80,272	57,310	136,928	59,678
Units purchased	252,242	185,007	77,335	408,985	17,779	28,853	21,192	87,262
Units redeemed	(49,574)	(11,530)	(160,209)	(27,327)	(20,831)	(5,891)	(77,382)	(10,012)

Ending units	376,145	173,477	298,784	381,658	77,220	80,272	80,738	136,928

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,378	17,258	203,559	135,618	13,624	851	-	-
Realized gain (loss) on investments	(678,263)	(89,751)	(104,617)	(112,508)	4,438	(61)	(89,240)	(95,425)
Change in unrealized gain (loss) on investments	1,068,584	(1,216,488)	345,255	(413,162)	(3,946)	(981)	307,148	(153,809)
Reinvested capital gains	-	419,900	-	48,008	3,593	-	-	49,750

Net increase (decrease) in contract owners’ equity resulting from operations	393,699	(869,081)	444,197	(342,044)	17,709	(191)	217,908	(199,484)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	312,769	471,968	278,151	128,306	91,056	10,677	115,164	71,295
Transfers between funds	(339,936)	113,640	267,343	381,890	1,090,689	55,817	296,874	13,364
Surrenders (note 6)	(20,338)	(13,456)	(91,987)	(103,324)	(47,943)	-	(812)	(5,766)
Death benefits (note 4)	-	(2,060)	-	(52,888)	-	-	-	-
Net policy repayments (loans) (note 5)	(20,661)	(16,501)	(20,967)	(15,380)	6,864	-	(4,289)	2,110
Deductions for surrender charges (note 2d)	(15,307)	(6,238)	(3,489)	(9,675)	(976)	-	(614)	(2,565)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,186)	(195,437)	(126,204)	(88,666)	(30,492)	(1,613)	(40,313)	(28,641)
Asset charges (note 3)	(6,228)	(8,359)	(8,520)	(6,623)	(1,889)	(119)	(1,717)	(1,257)
Adjustments to maintain reserves	47	(166)	42	(81)	14	(9)	8	(76)

Net equity transactions	(228,840)	343,391	294,369	233,559	1,107,323	64,753	364,301	48,464

Net change in contract owners’ equity	164,859	(525,690)	738,566	(108,485)	1,125,032	64,562	582,209	(151,020)
Contract owners’ equity beginning of period	1,523,175	2,048,865	1,596,483	1,704,968	64,562	-	213,389	364,409

Contract owners’ equity end of period	$1,688,034	1,523,175	2,335,049	1,596,483	1,189,594	64,562	795,598	213,389

CHANGES IN UNITS:
Beginning units	187,143	155,600	172,052	151,972	6,493	-	25,239	22,160
Units purchased	34,062	58,709	46,013	49,915	111,934	6,668	41,259	10,191
Units redeemed	(67,237)	(27,166)	(15,742)	(29,835)	(6,730)	(175)	(4,770)	(7,112)

Ending units	153,968	187,143	202,323	172,052	111,697	6,493	61,728	25,239

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG1		NVOLG1		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	-	-	13,870	-	27,875	75,883
Realized gain (loss) on investments	(97,921)	(12,924)	179	-	97,611	-	(804,962)	(585,381)
Change in unrealized gain (loss) on investments	167,187	(300,037)	12	-	782,643	-	1,362,714	(1,098,700)
Reinvested capital gains	-	91,812	3	-	7,523	-	-	48,953

Net increase (decrease) in contract owners’ equity resulting from operations	69,266	(221,149)	194	-	901,647	-	585,627	(1,559,245)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,301	79,976	185	-	519,319	-	598,838	1,029,865
Transfers between funds	(3,562)	41,466	806	-	3,320,361	-	(567,330)	(2,127,569)
Surrenders (note 6)	(51,423)	(4,755)	(866)	-	(102,418)	-	(99,994)	(48,111)
Death benefits (note 4)	-	-	-	-	(3,928)	-	(1,664)	(64)
Net policy repayments (loans) (note 5)	(1,183)	(3,696)	-	-	46,824	-	(9,215)	(35,491)
Deductions for surrender charges (note 2d)	(6,684)	(2,958)	(107)	-	(13,197)	-	(24,087)	(16,544)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,579)	(48,272)	(50)	-	(210,635)	-	(250,684)	(352,715)
Asset charges (note 3)	(1,506)	(1,841)	(3)	-	(9,663)	-	(11,094)	(16,304)
Adjustments to maintain reserves	22	(73)	(2)	-	2	-	27	(332)

Net equity transactions	(42,614)	59,847	(37)	-	3,546,665	-	(365,203)	(1,567,265)

Net change in contract owners’ equity	26,652	(161,302)	157	-	4,448,312	-	220,424	(3,126,510)
Contract owners’ equity beginning of period	322,128	483,430	-	-	-	-	2,213,395	5,339,905

Contract owners’ equity end of period	$348,780	322,128	157	-	4,448,312	-	2,433,819	2,213,395

CHANGES IN UNITS:
Beginning units	38,980	34,344	-	-	-	-	291,644	443,340
Units purchased	6,889	11,163	96	-	365,679	-	76,921	123,008
Units redeemed	(12,330)	(6,527)	(84)	-	(24,403)	-	(119,097)	(274,704)

Ending units	33,539	38,980	12	-	341,276	-	249,468	291,644

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		AVBVI		AVCA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$25,332	3,035	146,830	150,175	-	12,430	2,122	-
Realized gain (loss) on investments	3,651	(1,700)	(294,061)	(31,788)	(843,901)	(115,892)	(32,348)	2,494
Change in unrealized gain (loss) on investments	456,244	(37,161)	418,785	(564,920)	1,146,455	(1,078,480)	96,524	(202,294)
Reinvested capital gains	9,788	-	-	-	-	268,890	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,015	(35,826)	271,554	(446,533)	302,554	(913,052)	66,298	(199,800)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,881	35,599	419,660	728,071	145,959	286,661	76,065	85,969
Transfers between funds	2,444,730	108,293	(969,926)	(359,335)	(1,189,019)	(53,117)	(21,300)	89,825
Surrenders (note 6)	(66,170)	-	(351,557)	(28,634)	(32,022)	(2,551)	(23,580)	(84)
Death benefits (note 4)	-	-	(356)	(409)	-	-	-	-
Net policy repayments (loans) (note 5)	(7,814)	-	(12,243)	(23,373)	(10,159)	(1,069)	1,077	(7,850)
Deductions for surrender charges (note 2d)	(12,706)	-	(28,121)	(11,683)	(6,519)	(6,837)	(6,999)	(1,831)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(97,820)	(2,462)	(223,710)	(296,279)	(63,124)	(114,927)	(32,734)	(34,823)
Asset charges (note 3)	(4,630)	(102)	(9,443)	(12,813)	(2,637)	(5,389)	(1,395)	(1,520)
Adjustments to maintain reserves	7	(2)	33	(152)	25	(97)	32	(65)

Net equity transactions	2,459,478	141,326	(1,175,663)	(4,607)	(1,157,496)	102,674	(8,834)	129,621

Net change in contract owners’ equity	2,954,493	105,500	(904,109)	(451,140)	(854,942)	(810,378)	57,464	(70,179)
Contract owners’ equity beginning of period	105,500	-	2,952,205	3,403,345	854,942	1,665,320	314,623	384,802

Contract owners’ equity end of period	$3,059,993	105,500	2,048,096	2,952,205	-	854,942	372,087	314,623

CHANGES IN UNITS:
Beginning units	18,683	-	307,675	307,062	143,984	135,276	41,473	29,170
Units purchased	419,141	19,079	41,725	89,570	24,065	36,789	9,801	17,015
Units redeemed	(23,648)	(396)	(161,050)	(88,957)	(168,049)	(28,081)	(10,765)	(4,712)

Ending units	414,176	18,683	188,350	307,675	-	143,984	40,509	41,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCDI		ALVSVA		ACVIP2		ACVI3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	3,430	-	22,377	45,084	1,444	811
Realized gain (loss) on investments	(80,049)	(36,669)	(4,328)	(7,621)	(19,700)	(17,261)	(29,368)	(33,184)
Change in unrealized gain (loss) on investments	290,139	(476,601)	105,502	(4,305)	127,641	(90,844)	41,339	(43,260)
Reinvested capital gains	-	90,827	13,385	-	-	-	-	9,526

Net increase (decrease) in contract owners’ equity resulting from operations	210,090	(422,443)	117,989	(11,926)	130,318	(63,021)	13,415	(66,107)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	107,066	167,811	22,784	21,129	266,840	293,133	10,217	21,748
Transfers between funds	7,811	(46,337)	474,059	37,658	255,240	254,008	(93,677)	57,354
Surrenders (note 6)	(4,987)	(25,331)	-	-	(50,359)	(3,191)	(1)	(12,973)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,445)	(6,256)	(3,669)	(52)	(11,708)	(7,111)	-	-
Deductions for surrender charges (note 2d)	(5,278)	(6,816)	-	-	(6,107)	(3,828)	-	(641)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,843)	(52,700)	(13,839)	(2,470)	(107,036)	(91,860)	(5,695)	(12,992)
Asset charges (note 3)	(2,605)	(2,794)	(719)	(76)	(5,062)	(4,005)	(204)	(477)
Adjustments to maintain reserves	27	(63)	26	(31)	(236)	28	11	(59)

Net equity transactions	44,746	27,514	478,642	56,158	341,572	437,174	(89,349)	51,960

Net change in contract owners’ equity	254,836	(394,929)	596,631	44,232	471,890	374,153	(75,934)	(14,147)
Contract owners’ equity beginning of period	463,445	858,374	44,232	-	954,776	580,623	75,934	90,081

Contract owners’ equity end of period	$718,281	463,445	640,863	44,232	1,426,666	954,776	-	75,934

CHANGES IN UNITS:
Beginning units	61,084	59,934	7,063	-	85,880	51,396	7,987	5,228
Units purchased	13,649	15,737	67,167	7,448	42,460	47,376	1,122	3,839
Units redeemed	(8,236)	(14,587)	(2,598)	(385)	(11,908)	(12,892)	(9,109)	(1,080)

Ending units	66,497	61,084	71,632	7,063	116,432	85,880	-	7,987

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVU1		ACVV		ACVVS1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$54,147	1,697	644	-	127,271	45,846	-	-
Realized gain (loss) on investments	(192,851)	(125,346)	(64,913)	(28,246)	(378,824)	(125,778)	(347,715)	(9,926)
Change in unrealized gain (loss) on investments	640,332	(226,413)	105,591	(156,229)	712,621	(816,288)	376,342	(442,777)
Reinvested capital gains	-	-	-	38,635	-	243,396	-	35,301

Net increase (decrease) in contract owners’ equity resulting from operations	501,628	(350,062)	41,322	(145,840)	461,068	(652,824)	28,627	(417,402)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	295,229	386,426	32,000	71,264	449,322	843,736	56,824	145,236
Transfers between funds	236,468	(98,289)	(245,742)	7,156	112,604	260,570	(458,206)	(74,407)
Surrenders (note 6)	(91,686)	(18,664)	(1,340)	(1,848)	(179,779)	(20,307)	(42,018)	(11,053)
Death benefits (note 4)	(1,719)	-	-	-	-	-	-	(962)
Net policy repayments (loans) (note 5)	(2,093)	(9,253)	(1,387)	(1,506)	(6,386)	(6,789)	(32)	1,797
Deductions for surrender charges (note 2d)	(6,736)	(9,495)	(1,230)	(2,456)	(42,352)	(9,215)	(1,530)	(2,803)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,427)	(131,846)	(18,211)	(26,317)	(205,073)	(193,246)	(27,141)	(61,032)
Asset charges (note 3)	(5,217)	(5,591)	(658)	(1,215)	(9,079)	(8,223)	(995)	(2,727)
Adjustments to maintain reserves	56	(98)	23	(46)	44	(108)	22	(92)

Net equity transactions	313,875	113,190	(236,545)	45,032	119,301	866,418	(473,076)	(6,043)

Net change in contract owners’ equity	815,503	(236,872)	(195,223)	(100,808)	580,369	213,594	(444,449)	(423,445)
Contract owners’ equity beginning of period	1,012,022	1,248,894	195,223	296,031	2,180,132	1,966,538	444,449	867,894

Contract owners’ equity end of period	$1,827,525	1,012,022	-	195,223	2,760,501	2,180,132	-	444,449

CHANGES IN UNITS:
Beginning units	100,531	93,856	27,402	24,316	248,102	163,872	49,528	49,690
Units purchased	55,466	47,166	4,582	7,530	67,570	128,763	6,450	13,733
Units redeemed	(16,291)	(40,491)	(31,984)	(4,444)	(53,583)	(44,533)	(55,978)	(13,895)

Ending units	139,706	100,531	-	27,402	262,089	248,102	-	49,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DCAP		FVMOS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$24,791	8,398	46,398	54,260	24,026	17,725	902	957
Realized gain (loss) on investments	(186,651)	(86,497)	(497,803)	(26,225)	(254,556)	(33,005)	(785)	(8,755)
Change in unrealized gain (loss) on investments	251,528	(493,141)	932,133	(1,156,926)	398,284	(368,653)	(2,746)	(973)
Reinvested capital gains	168,055	145,341	134,403	-	70,107	66,028	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,723	(425,899)	615,131	(1,128,891)	237,861	(317,905)	(1,713)	(8,771)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	285,085	267,683	518,314	610,930	350,399	188,871	22,955	30,944
Transfers between funds	64,120	158,958	(195,816)	117,789	(92,558)	(90,302)	36,325	30,039
Surrenders (note 6)	(57,389)	(20,278)	(64,173)	(41,134)	(30,568)	(9,144)	(1,748)	(17,389)
Death benefits (note 4)	-	(1,406)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,886)	(4,964)	5,233	(12,568)	(10,398)	(2,620)	(1,725)	-
Deductions for surrender charges (note 2d)	(18,426)	(7,685)	(29,861)	(16,122)	(10,196)	(4,384)	-	(327)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,969)	(109,432)	(237,657)	(246,450)	(66,249)	(70,705)	(9,631)	(8,402)
Asset charges (note 3)	(4,892)	(4,939)	(8,960)	(9,496)	(3,913)	(3,850)	(410)	(353)
Adjustments to maintain reserves	38	191	50	(100)	23	(75)	30	(56)

Net equity transactions	159,681	278,128	(12,870)	402,849	136,540	7,791	45,796	34,456

Net change in contract owners’ equity	417,404	(147,771)	602,261	(726,042)	374,401	(310,114)	44,083	25,685
Contract owners’ equity beginning of period	974,954	1,122,725	2,014,193	2,740,235	686,043	996,157	52,742	27,057

Contract owners’ equity end of period	$1,392,358	974,954	2,616,454	2,014,193	1,060,444	686,043	96,825	52,742

CHANGES IN UNITS:
Beginning units	112,144	89,220	248,592	212,590	74,430	76,138	5,195	2,642
Units purchased	34,128	37,733	62,006	73,008	36,399	19,821	5,346	4,992
Units redeemed	(18,175)	(14,809)	(54,988)	(37,006)	(16,956)	(21,529)	(1,125)	(2,439)

Ending units	128,097	112,144	255,610	248,592	93,873	74,430	9,416	5,195

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FQB		FCS		FNRS2		FEIS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$67,651	51,544	92,154	78,628	5,462	-	46,467	59,790
Realized gain (loss) on investments	(22,082)	(10,790)	(574,663)	(312,871)	(797,479)	106,756	(220,608)	(232,262)
Change in unrealized gain (loss) on investments	148,499	(125,112)	2,666,903	(4,312,210)	1,699,404	(1,891,241)	765,877	(1,015,012)
Reinvested capital gains	-	-	1,986	220,351	-	99,468	-	2,096

Net increase (decrease) in contract owners’ equity resulting from operations	194,068	(84,358)	2,186,380	(4,326,102)	907,387	(1,685,017)	591,736	(1,185,388)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178,802	184,009	1,224,268	1,731,699	418,041	441,307	502,130	597,653
Transfers between funds	(45,366)	159,591	(293,194)	685,001	435,877	1,069,168	1,309	189,614
Surrenders (note 6)	(5,133)	(9,214)	(138,815)	(82,282)	(449,305)	(76,503)	(47,548)	(7,939)
Death benefits (note 4)	-	-	-	(35,486)	-	(1,107)	(283)	(25,523)
Net policy repayments (loans) (note 5)	(6,124)	2,531	(42,487)	(36,535)	(70,439)	(13,548)	3,130	(100,932)
Deductions for surrender charges (note 2d)	(5,193)	(8,603)	(64,450)	(29,894)	(14,584)	(15,724)	(27,917)	(9,315)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(96,125)	(95,311)	(663,146)	(732,719)	(206,101)	(218,051)	(225,108)	(218,154)
Asset charges (note 3)	(4,705)	(4,552)	(27,297)	(30,862)	(8,724)	(9,458)	(8,896)	(9,071)
Adjustments to maintain reserves	36	(461)	30	(130)	48	(167)	51	(98)

Net equity transactions	16,192	227,990	(5,091)	1,468,792	104,813	1,175,917	196,868	416,235

Net change in contract owners’ equity	210,260	143,632	2,181,289	(2,857,310)	1,012,200	(509,100)	788,604	(769,153)
Contract owners’ equity beginning of period	1,002,069	858,437	6,041,288	8,898,598	1,763,345	2,272,445	1,671,526	2,440,679

Contract owners’ equity end of period	$1,212,329	1,002,069	8,222,577	6,041,288	2,775,545	1,763,345	2,460,130	1,671,526

CHANGES IN UNITS:
Beginning units	97,294	77,274	678,797	573,780	168,487	99,004	223,377	186,880
Units purchased	15,976	31,269	129,106	196,926	39,139	92,732	73,212	85,049
Units redeemed	(15,533)	(11,249)	(126,897)	(91,909)	(27,918)	(23,249)	(43,756)	(48,552)

Ending units	97,737	97,294	681,006	678,797	179,708	168,487	252,833	223,377

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S		FF20S		FF30S		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$21,999	8,021	44,550	35,708	21,533	19,656	4,601	12,793
Realized gain (loss) on investments	(33,352)	(1,176)	(151,499)	(5,624)	(96,584)	(9,618)	(191,659)	8,748
Change in unrealized gain (loss) on investments	94,239	(87,991)	415,515	(572,105)	326,402	(414,018)	465,278	(977,896)
Reinvested capital gains	2,573	11,387	16,552	73,803	10,811	59,143	1,182	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,459	(69,759)	325,118	(468,218)	262,162	(344,837)	279,402	(956,355)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290,714	36,777	293,350	219,830	289,981	307,624	329,194	290,928
Transfers between funds	45,652	130,571	55,580	483,007	79,617	256,758	224,208	153,676
Surrenders (note 6)	(6)	-	(4,002)	(149)	(4,876)	(5,112)	(214,478)	(43,760)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(131,564)	(62,326)	6,778	(73,292)	(10,029)	(4,842)
Deductions for surrender charges (note 2d)	(1,439)	-	(3,666)	(2,452)	(8,809)	(10,050)	(15,590)	(6,361)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,516)	(22,008)	(109,082)	(99,268)	(128,312)	(120,927)	(139,845)	(166,092)
Asset charges (note 3)	(2,008)	(1,114)	(5,222)	(4,786)	(4,285)	(3,794)	(4,758)	(5,825)
Adjustments to maintain reserves	18	(54)	54	(85)	57	(139)	21	(90)

Net equity transactions	292,415	144,172	95,448	533,771	230,151	351,068	168,723	217,634

Net change in contract owners’ equity	377,874	74,413	420,566	65,553	492,313	6,231	448,125	(738,721)
Contract owners’ equity beginning of period	242,638	168,225	1,100,255	1,034,702	653,260	647,029	1,127,820	1,866,541

Contract owners’ equity end of period	$620,512	242,638	1,520,821	1,100,255	1,145,573	653,260	1,575,945	1,127,820

CHANGES IN UNITS:
Beginning units	25,126	13,052	119,390	75,550	73,995	45,384	146,558	127,988
Units purchased	30,754	14,104	37,584	58,201	41,475	46,154	65,893	41,698
Units redeemed	(4,124)	(2,030)	(28,824)	(14,361)	(16,722)	(17,543)	(52,643)	(23,128)

Ending units	51,756	25,126	128,150	119,390	98,748	73,995	159,808	146,558

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIGBS		FMCS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$512,454	179,944	27,362	19,930	31,261	49,112	589	1,017
Realized gain (loss) on investments	(111,995)	(22,360)	(1,053,552)	(195,086)	(180,385)	(81,466)	(32,385)	(91,350)
Change in unrealized gain (loss) on investments	389,294	(353,890)	2,423,075	(3,139,213)	517,559	(1,139,584)	82,446	(86,461)
Reinvested capital gains	24,688	3,556	23,887	761,267	4,645	207,979	-	42,870

Net increase (decrease) in contract owners’ equity resulting from operations	814,441	(192,750)	1,420,772	(2,553,102)	373,080	(963,959)	50,650	(133,924)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,403,429	1,300,881	865,271	1,912,725	325,044	442,032	21,029	37,785
Transfers between funds	1,780	770,567	(549,564)	209,797	(49,666)	35,865	8,808	(40,068)
Surrenders (note 6)	(390,792)	(91,517)	(250,869)	(51,393)	(35,431)	(58,656)	(6,734)	(20)
Death benefits (note 4)	(3,608)	(2,540)	(1,829)	(2,045)	-	-	-	-
Net policy repayments (loans) (note 5)	38,375	(127,320)	(57,308)	(21,579)	(9,559)	242	(847)	-
Deductions for surrender charges (note 2d)	(38,762)	(28,637)	(38,526)	(29,086)	(16,290)	(14,055)	(5,936)	(1,272)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(529,093)	(514,473)	(411,959)	(423,877)	(160,109)	(167,532)	(11,692)	(16,704)
Asset charges (note 3)	(25,518)	(22,536)	(17,427)	(18,338)	(6,716)	(7,615)	(559)	(769)
Adjustments to maintain reserves	67	(76)	62	(132)	54	(86)	17	(58)

Net equity transactions	455,878	1,284,349	(462,149)	1,576,072	47,327	230,195	4,086	(21,106)

Net change in contract owners’ equity	1,270,319	1,091,599	958,623	(977,030)	420,407	(733,764)	54,736	(155,030)
Contract owners’ equity beginning of period	5,624,302	4,532,703	4,354,734	5,331,764	1,297,645	2,031,409	88,468	243,498

Contract owners’ equity end of period	$6,894,621	5,624,302	5,313,357	4,354,734	1,718,052	1,297,645	143,204	88,468

CHANGES IN UNITS:
Beginning units	525,248	409,144	459,190	340,096	133,780	117,536	13,714	18,430
Units purchased	138,904	209,055	85,984	178,418	35,004	40,371	3,895	3,731
Units redeemed	(107,513)	(92,951)	(145,020)	(59,324)	(28,757)	(24,127)	(3,505)	(8,447)

Ending units	556,639	525,248	400,154	459,190	140,027	133,780	14,104	13,714

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$94,853	74,776	22,950	32,520	44,457	32,905	60,627	63,911
Realized gain (loss) on investments	(182,243)	(34,762)	(50,373)	(29,898)	(390,657)	(107,764)	(633,367)	(342,419)
Change in unrealized gain (loss) on investments	457,220	(550,821)	255,063	(496,277)	1,425,042	(948,052)	1,240,281	(1,768,205)
Reinvested capital gains	-	31,311	-	12,035	103,233	178,001	5,683	463,678

Net increase (decrease) in contract owners’ equity resulting from operations	369,830	(479,496)	227,640	(481,620)	1,182,075	(844,910)	673,224	(1,583,035)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,821	289,555	200,004	352,850	559,547	481,598	241,262	316,438
Transfers between funds	112,181	270,941	(37,942)	(147,560)	1,454,307	330,169	40,066	(199,076)
Surrenders (note 6)	(145,137)	(32,273)	(19,424)	(5,642)	(135,336)	(53,231)	(199,549)	(40,069)
Death benefits (note 4)	(1,828)	(639)	-	-	(1,323)	(7,584)	-	(1,903)
Net policy repayments (loans) (note 5)	(36,366)	11,857	(10,680)	(1,626)	10,242	1,994	(65,623)	(236)
Deductions for surrender charges (note 2d)	(12,341)	(4,022)	(11,951)	(6,492)	(20,094)	(7,763)	(8,341)	(9,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(132,887)	(131,675)	(118,182)	(129,796)	(265,396)	(171,074)	(143,704)	(190,395)
Asset charges (note 3)	(5,124)	(5,143)	(5,355)	(6,165)	(12,613)	(8,646)	(5,577)	(7,753)
Adjustments to maintain reserves	40	(87)	16	(64)	50	(104)	45	(116)

Net equity transactions	29,359	398,514	(3,514)	55,505	1,589,384	565,359	(141,421)	(132,868)

Net change in contract owners’ equity	399,189	(80,982)	224,126	(426,115)	2,771,459	(279,551)	531,803	(1,715,903)
Contract owners’ equity beginning of period	1,172,952	1,253,934	1,271,240	1,697,355	1,813,888	2,093,439	1,176,301	2,892,204

Contract owners’ equity end of period	$1,572,141	1,172,952	1,495,366	1,271,240	4,585,347	1,813,888	1,708,104	1,176,301

CHANGES IN UNITS:
Beginning units	143,280	107,748	144,472	140,928	211,194	163,626	117,677	136,940
Units purchased	40,046	54,117	23,854	33,216	240,110	74,098	21,435	27,842
Units redeemed	(41,696)	(18,585)	(23,907)	(29,672)	(39,184)	(26,530)	(40,128)	(47,105)

Ending units	141,630	143,280	144,419	144,472	412,120	211,194	98,984	117,677

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		FTVGI3		FTVFA2		AMINS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$163,921	121,076	345,436	74,961	13,619	2,927	-	18
Realized gain (loss) on investments	(2,825,078)	(91,847)	(14,566)	104,752	(3,839)	(388)	(150,991)	(596,763)
Change in unrealized gain (loss) on investments	3,045,919	(3,083,068)	129,474	(67,580)	92,943	(11,694)	236,636	(81,870)
Reinvested capital gains	198,144	467,388	-	-	-	2,903	-	60

Net increase (decrease) in contract owners’ equity resulting from operations	582,906	(2,586,451)	460,344	112,133	102,723	(6,252)	85,645	(678,555)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	755,016	1,860,599	628,864	219,027	316,041	27,696	84,368	879,639
Transfers between funds	(3,366,763)	1,099,268	27,862	776,988	127,749	90,257	(485,635)	(3,917,366)
Surrenders (note 6)	(105,307)	(35,825)	(237,227)	(63,373)	-	-	(3,046)	(18,911)
Death benefits (note 4)	(1,334)	(23,995)	-	(49,325)	-	-	-	-
Net policy repayments (loans) (note 5)	(33,160)	(27,992)	(317,292)	(11,145)	-	-	(160)	(22,296)
Deductions for surrender charges (note 2d)	(20,585)	(20,374)	(4,788)	(2,096)	(775)	-	(3,047)	(10,882)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(324,582)	(520,316)	(197,795)	(132,464)	(23,263)	(2,773)	(28,720)	(270,770)
Asset charges (note 3)	(13,075)	(21,335)	(9,584)	(6,640)	(1,647)	(97)	(1,144)	(11,313)
Adjustments to maintain reserves	16	(212)	115	(153)	10	(16)	55	(653)

Net equity transactions	(3,109,774)	2,309,818	(109,845)	730,819	418,115	115,067	(437,329)	(3,372,552)

Net change in contract owners’ equity	(2,526,868)	(276,633)	350,499	842,952	520,838	108,815	(351,684)	(4,051,107)
Contract owners’ equity beginning of period	4,315,666	4,592,299	2,407,969	1,565,017	108,815	-	351,684	4,402,791

Contract owners’ equity end of period	$1,788,798	4,315,666	2,758,468	2,407,969	629,653	108,815	-	351,684

CHANGES IN UNITS:
Beginning units	457,392	290,120	183,134	126,412	16,348	-	43,853	294,064
Units purchased	78,238	220,012	44,705	73,327	59,769	16,763	10,811	83,880
Units redeemed	(397,446)	(52,740)	(51,078)	(16,605)	(3,490)	(415)	(54,664)	(334,091)

Ending units	138,184	457,392	176,761	183,134	72,627	16,348	-	43,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	4,029	-	-	12,547	14,967	3,349	1,626
Realized gain (loss) on investments	(129,755)	(8,067)	(8,708)	(25,247)	(51,107)	(116,020)	(80,993)	(30,212)
Change in unrealized gain (loss) on investments	218,543	(219,997)	30,346	(39,085)	194,855	(785,473)	499,332	(708,182)
Reinvested capital gains	-	876	-	3,831	-	51,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,788	(223,159)	21,638	(60,501)	156,295	(835,352)	421,688	(736,768)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,957	76,802	17,594	23,644	118,280	1,251,973	296,816	315,693
Transfers between funds	(394,881)	(2,663)	17,526	16,550	(15,949)	(5,944,593)	(34,638)	194,576
Surrenders (note 6)	(635)	(1,359)	(529)	(45,990)	(11,191)	(45,285)	(112,523)	(8,972)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(308)	463	435	(1)	(10,830)	(27,508)	(13,787)	(12,437)
Deductions for surrender charges (note 2d)	(937)	(2,188)	(619)	(986)	(5,623)	(16,565)	(19,898)	(13,496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,270)	(35,153)	(9,371)	(11,394)	(54,433)	(376,460)	(122,253)	(130,276)
Asset charges (note 3)	(827)	(1,656)	(417)	(542)	(2,610)	(16,376)	(5,408)	(5,524)
Adjustments to maintain reserves	25	(72)	19	(49)	10	(344)	21	(59)

Net equity transactions	(365,876)	34,174	24,638	(18,768)	17,654	(5,175,158)	(11,670)	339,505

Net change in contract owners’ equity	(277,088)	(188,985)	46,276	(79,269)	173,949	(6,010,510)	410,018	(397,263)
Contract owners’ equity beginning of period	277,088	466,073	75,036	154,305	490,361	6,500,871	969,789	1,367,052

Contract owners’ equity end of period	$-	277,088	121,312	75,036	664,310	490,361	1,379,807	969,789

CHANGES IN UNITS:
Beginning units	38,449	34,958	11,100	13,816	59,850	480,500	135,069	103,734
Units purchased	7,489	9,386	5,048	3,482	13,519	120,401	37,585	54,274
Units redeemed	(45,938)	(5,895)	(1,529)	(6,198)	(11,676)	(541,051)	(39,677)	(22,939)

Ending units	-	38,449	14,619	11,100	61,693	59,850	132,977	135,069

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$42,873	27,057	-	21,592	-	14,298	69,504	73,480
Realized gain (loss) on investments	(397,887)	(72,252)	(101,072)	(27,481)	(56,932)	(12,692)	(910,391)	(119,671)
Change in unrealized gain (loss) on investments	891,903	(1,077,198)	169,917	(256,840)	66,614	(169,306)	1,838,172	(2,705,328)
Reinvested capital gains	40,963	119,117	-	-	-	-	-	319,278

Net increase (decrease) in contract owners’ equity resulting from operations	577,852	(1,003,276)	68,845	(262,729)	9,682	(167,700)	997,285	(2,432,241)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	495,698	930,282	92,463	119,502	17	(36)	986,712	1,564,313
Transfers between funds	(362,061)	(1,685)	89,083	52,654	(1,278)	(20,355)	(881,658)	243,414
Surrenders (note 6)	(18,118)	(46,617)	(6,650)	(47,392)	(9,448)	(4,076)	(208,748)	(41,770)
Death benefits (note 4)	-	-	-	(801)	-	-	(3,833)	(264)
Net policy repayments (loans) (note 5)	(6,755)	(7,866)	150	(4,137)	(176)	(2,611)	17,157	(30,616)
Deductions for surrender charges (note 2d)	(24,622)	(20,615)	(1,029)	(9,415)	(1,097)	(1,174)	(36,027)	(22,987)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,515)	(240,841)	(27,474)	(36,485)	(4,767)	(17,943)	(421,049)	(556,861)
Asset charges (note 3)	(8,615)	(8,912)	(908)	(1,504)	(216)	(900)	(17,345)	(22,454)
Adjustments to maintain reserves	81	(142)	9	(75)	6	(82)	25	(345)

Net equity transactions	(156,907)	603,604	145,644	72,347	(16,959)	(47,177)	(564,766)	1,132,430

Net change in contract owners’ equity	420,945	(399,672)	214,489	(190,382)	(7,277)	(214,877)	432,519	(1,299,811)
Contract owners’ equity beginning of period	1,714,367	2,114,039	118,152	308,534	43,060	257,937	4,123,782	5,423,593

Contract owners’ equity end of period	$2,135,312	1,714,367	332,641	118,152	35,783	43,060	4,556,301	4,123,782

CHANGES IN UNITS:
Beginning units	189,933	140,074	57,935	31,936	17,970	22,958	519,435	420,354
Units purchased	51,873	88,217	87,367	38,508	3	84	114,259	178,602
Units redeemed	(72,462)	(38,358)	(16,619)	(12,509)	(6,057)	(5,072)	(186,322)	(79,521)

Ending units	169,344	189,933	128,683	57,935	11,916	17,970	447,372	519,435

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		PMVFBA		PMVLDA		PVGIB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,898	14,999	4,718	-	19,660	-	207	133
Realized gain (loss) on investments	(1,256,277)	(124,205)	47,760	-	2,710	-	(1,685)	(203)
Change in unrealized gain (loss) on investments	1,756,010	(1,303,810)	(2,934)	-	(25,238)	-	4,163	(3,918)
Reinvested capital gains	-	166,547	1,822	-	75,334	-	-	1,143

Net increase (decrease) in contract owners’ equity resulting from operations	528,631	(1,246,469)	51,366	-	72,466	-	2,685	(2,845)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	525,916	949,886	80,569	-	276,330	-	2,611	2,600
Transfers between funds	(1,463,828)	518,109	15,147	-	1,425,563	-	(1,347)	-
Surrenders (note 6)	(94,432)	(18,637)	(8,751)	-	(41,850)	-	-	-
Death benefits (note 4)	(806)	(94)	-	-	(1,271)	-	-	-
Net policy repayments (loans) (note 5)	(14,995)	(18,944)	-	-	18,455	-	-	-
Deductions for surrender charges (note 2d)	(25,059)	(11,373)	(1,188)	-	(3,605)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(239,891)	(328,364)	(13,423)	-	(66,515)	-	(243)	(214)
Asset charges (note 3)	(9,219)	(13,180)	(1,054)	-	(3,166)	-	(39)	(31)
Adjustments to maintain reserves	29	(149)	(28)	-	(235)	-	9	(9)

Net equity transactions	(1,322,285)	1,077,254	71,272	-	1,603,706	-	991	2,346

Net change in contract owners’ equity	(793,654)	(169,215)	122,638	-	1,676,172	-	3,676	(499)
Contract owners’ equity beginning of period	2,195,170	2,364,385	-	-	-	-	4,996	5,495

Contract owners’ equity end of period	$1,401,516	2,195,170	122,638	-	1,676,172	-	8,672	4,996

CHANGES IN UNITS:
Beginning units	271,823	182,024	-	-	-	-	703	474
Units purchased	65,296	125,991	12,470	-	160,626	-	426	258
Units redeemed	(210,624)	(36,192)	(1,286)	-	(8,880)	-	(189)	(29)

Ending units	126,495	271,823	11,184	-	151,746	-	940	703

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTVB		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19	-	-	4,558	35,773	50,123	24,458	37,389
Realized gain (loss) on investments	(41)	(103)	(1,306,603)	(130,744)	(239,115)	(140,144)	17,456	8,365
Change in unrealized gain (loss) on investments	1,194	(1,212)	1,909,665	(1,904,923)	716,704	(978,405)	26,669	(34,373)
Reinvested capital gains	-	-	-	-	-	56,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,172	(1,315)	603,062	(2,031,109)	513,362	(1,012,255)	68,583	11,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230	228	586,045	1,172,002	283,615	375,124	940,071	52,103
Transfers between funds	(175)	(234)	(2,302,337)	1,647,338	(55,722)	415,094	(1,153,238)	298,128
Surrenders (note 6)	-	-	(119,215)	(33,268)	(76,942)	(42,491)	(24,807)	(32,684)
Death benefits (note 4)	-	-	(1,208)	(31,474)	-	(1,218)	-	(1,071)
Net policy repayments (loans) (note 5)	-	-	13,611	(84,029)	(30,954)	3,512	(940,231)	(9,159)
Deductions for surrender charges (note 2d)	-	-	(30,058)	(24,828)	(13,573)	(4,328)	(60)	(2,378)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(207)	(182)	(255,061)	(394,395)	(173,718)	(185,122)	(57,145)	(48,851)
Asset charges (note 3)	(14)	(19)	(9,602)	(15,445)	(8,036)	(8,484)	(2,494)	(3,156)
Adjustments to maintain reserves	11	(24)	52	(180)	177	(219)	144	(83)

Net equity transactions	(155)	(231)	(2,117,773)	2,235,721	(75,153)	551,868	(1,237,760)	252,849

Net change in contract owners’ equity	1,017	(1,546)	(1,514,711)	204,612	438,209	(460,387)	(1,169,177)	264,230
Contract owners’ equity beginning of period	1,938	3,484	3,035,846	2,831,234	1,911,594	2,371,981	1,169,177	904,947

Contract owners’ equity end of period	$2,955	1,938	1,521,135	3,035,846	2,349,803	1,911,594	-	1,169,177

CHANGES IN UNITS:
Beginning units	258	292	380,406	203,460	230,664	182,422	104,103	81,628
Units purchased	26	24	72,117	237,160	41,666	69,541	82,876	34,673
Units redeemed	(44)	(58)	(318,096)	(60,214)	(45,953)	(21,299)	(186,979)	(12,198)

Ending units	240	258	134,427	380,406	226,377	230,664	-	104,103

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRMMP		WRPMP		WFVSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	515	-	-	-	29	-	3,214	-
Change in unrealized gain (loss) on investments	14,358	-	-	-	14	-	2,865	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,873	-	-	-	43	-	6,079	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,302	-	3,332	-	825	-	2,503	-
Transfers between funds	456,421	-	(154)	-	154	-	116,759	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,733)	-	(191)	-	(363)	-	(3,522)	-
Asset charges (note 3)	(359)	-	(2)	-	(2)	-	(189)	-
Adjustments to maintain reserves	2	-	5	-	(1)	-	(30)	-

Net equity transactions	486,633	-	2,990	-	613	-	115,521	-

Net change in contract owners’ equity	501,506	-	2,990	-	656	-	121,600	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$501,506	-	2,990	-	656	-	121,600	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	53,815	-	328	-	104	-	9,510	-
Units redeemed	(1,212)	-	(34)	-	(38)	-	(299)	-

Ending units	52,603	-	294	-	66	-	9,211	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF
	2009	2008
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	(272,185)	(281,607)
Change in unrealized gain (loss) on investments	296,525	(549,322)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,340	(830,929)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,079	693,411
Transfers between funds	(575,726)	(2,987,883)
Surrenders (note 6)	36	(16,900)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	24	(17,510)
Deductions for surrender charges (note 2d)	(238)	(12,965)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,670)	(228,734)
Asset charges (note 3)	(807)	(9,683)
Adjustments to maintain reserves	(87)	(256)

Net equity transactions	(540,389)	(2,580,520)

Net change in contract owners’ equity	(516,049)	(3,411,449)
Contract owners’ equity beginning of period	516,049	3,927,498

Contract owners’ equity end of period	$-	516,049

CHANGES IN UNITS:
Beginning units	71,152	291,816
Units purchased	9,348	81,761
Units redeemed	(80,500)	(302,425)

Ending units	-	71,152

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL - NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)*

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)*

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)*

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)*

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)*

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.5% from each premium (the maximum is also 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts 4.5% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,291,029 and $3,373,041, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.05 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year. For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first eight policy years upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases. The maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount. The minimum surrender charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select contracts, Nationwide YourLife® Accumulation VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the maximum guaranteed loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. The contract is charged 3.9% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $7,444,075 and $3,499,382, respectively, and total transfers from the Account to the fixed account were $12,103,190 and $7,802,270, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$231,063,313	0	$231,063,313
Net Accounts Payable of $7,898 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$685,941	$270,987
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	856,449	772,255
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	10,516	52,043
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	1,582,816	2,474,441
Investors Growth Stock Series - Initial Class (MIGIC)	80,849	174,328
Value Series - Initial Class (MVFIC)	3,602,231	1,486,569
Core Plus Fixed Income Portfolio - Class I (MSVFI)	281,512	1,564,906
U.S. Real Estate Portfolio - Class I (MSVRE)	331,476	4,834,560
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	76,971	25,073
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	12,735	176
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	484,692	347,511
American Funds NVIT Bond Fund - Class II (GVABD2)	655,984	256,285
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	619,481	289,348
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,045,480	1,684,660
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	383,146	94,284
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,416,432	1,229,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	768,760	621,909
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	623,176	44,695
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	612	244
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	547,638	139,592
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	927,282	2,365,701
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	552,482	195,608
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	371,387	50,855
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	654,127	69,043
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	133,165	16,878
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,679,115	433,061
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	3,839,411	417,688
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	314,204	149,726
NVIT Core Bond Fund - Class I (NVCBD1)	1,548,402	166,881
NVIT Core Plus Bond Fund - Class I (NVLCP1)	87,532	2,518
NVIT Fund - Class I (TRF)	980,518	3,824,048
NVIT Government Bond Fund - Class I (GBF)	4,181,680	3,258,995
NVIT Health Sciences Fund - Class III (GVGHS)	368,915	252,775
NVIT International Index Fund - Class VI (GVIX6)	147,930	142,919
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,089,760	1,895,122
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	3,378	158
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	13,350	728
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	791,991	323,306
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,233,815	4,298,302
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,027,769	1,752,085
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,182,859	843,360
NVIT Mid Cap Index Fund - Class I (MCIF)	428,800	401,494
NVIT Money Market Fund - Class I (SAM)	8,133,008	12,261,245
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	720,386	1,817,834
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	291,338	3,634,430
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,399,337	218,453
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,217,248	112,845
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,814,865	758,669
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	943,542	1,990,800
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	137,415	279,989
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	156,189	977,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)	302,311	1,206,106
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,058,508	665,238
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,261,986	133,021
NVIT Technology & Communications Fund - Class III (GGTC3)	484,031	208,622
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	67,136	207,695
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,086	938
Templeton NVIT International Value Fund - Class III (NVTIV3)	4,180,477	514,809
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	657,067	1,799,525
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	2,808,757	310,514
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	809,965	2,132,905
V.I. Basic Value Fund - Series I (AVBVI)	134,049	2,135,472
V.I. Capital Appreciation Fund - Series I (AVCA)	58,303	97,394
V.I. Capital Development Fund - Series I (AVCDI)	141,653	176,984
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	530,697	39,593
VP Inflation Protection Fund - Class II (ACVIP2)	891,487	546,908
VP International Fund - Class III (ACVI3)	25,604	142,889
VP Mid Cap Value Fund - Class I (ACVMV1)	899,185	724,071
VP Ultra(R) Fund - Class I (ACVU1)	63,763	364,599
VP Value Fund - Class I (ACVV)	682,518	814,814
VP Vista(SM) Fund - Class I (ACVVS1)	56,751	877,564
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	506,202	340,365
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,020,868	1,350,782
Appreciation Portfolio - Initial Shares (DCAP)	695,422	719,327
Market Opportunity Fund II - Service Shares (FVMOS)	62,518	15,720
Quality Bond Fund II - Primary Shares (FQB)	279,094	217,368
VIP Fund - Contrafund Portfolio - Service Class (FCS)	752,693	1,238,339
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	1,073,406	1,760,303
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	513,782	491,106
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	395,402	111,784
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	441,754	436,759
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	412,087	246,231
VIP Fund - Growth Portfolio - Service Class (FGS)	550,499	567,675
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	3,414,222	2,533,265
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	893,839	2,358,352
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	322,062	419,269
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	29,758	57,484
Franklin Income Securities Fund - Class 2 (FTVIS2)	442,413	500,482
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	166,459	197,412
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,357,323	1,010,956
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	355,694	1,064,216
Templeton Foreign Securities Fund - Class 3 (TIF3)	865,550	6,438,403
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,603,294	1,382,384
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	443,351	15,465
International Portfolio - S Class Shares (AMINS)	80,923	669,245
Regency Portfolio - S Class Shares (AMRS)	43,688	539,343
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	39,476	23,566
Socially Responsive Portfolio - I Class Shares (AMSRS)	104,213	125,280
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	222,759	312,096
Global Securities Fund/VA - Class 3 (OVGS3)	428,926	899,964
High Income Fund/VA - Class 3 (OVHI3)	183,474	138,934

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

High Income Fund/VA - Non-Service Shares (OVHI)	-	73,898
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,015,037	2,420,464
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,138,910	3,688,621
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	804,419	678,819
Low Duration Portfolio - Administrative Class (PMVLDA)	1,823,936	122,291
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	2,800	3,296
Putnam VT Voyager Fund - IB Shares (PVTVB)	248	435
Blue Chip Growth Portfolio - II (TRBCG2)	326,244	3,750,695
Equity Income Portfolio - II (TREI2)	357,621	636,282
Limited-Term Bond Portfolio - II (TRLT2)	997,279	2,193,263
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	511,580	24,434
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	3,200	214
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	979	336
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	342,133	223,011
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	48,203	860,851

Total	$104,627,171	$113,234,724

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	35,488	$12.182592	$432,336	1.87%	21.83%	5/1/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
2008	0.00%	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	0.00%	81,474	14.445945	1,176,969	0.28%	36.63%
2006	0.00%	4,448	10.572707	47,027	0.13%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	5,178	6.408647	33,184	1.09%	-36.24%
2007	0.00%	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
2008	0.00%	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	0.00%	235,628	14.893765	3,509,388	0.48%	28.07%
2006	0.00%	101,016	11.629148	1,174,730	1.54%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
2008	0.00%	76,150	8.002768	609,411	0.58%	-36.87%
2007	0.00%	77,232	12.677102	979,078	0.32%	11.36%
2006	0.00%	66,104	11.384079	752,533	0.00%	7.58%
2005	0.00%	39,870	10.582381	421,920	0.00%	5.82%	1/18/2005
Value Series - Initial Class (MVFIC)
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
2008	0.00%	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	0.00%	184,058	14.000352	2,576,877	0.66%	7.91%
2006	0.00%	57,116	12.974380	741,045	0.75%	20.84%
2005	0.00%	21,508	10.736776	230,927	0.00%	7.37%	1/18/2005
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
2008	0.00%	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	0.00%	247,428	11.380012	2,815,734	3.58%	5.45%
2006	0.00%	123,478	10.791549	1,332,519	3.92%	3.73%
2005	0.00%	16,248	10.403391	169,034	0.20%	4.03%	1/18/2005
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	0.00%	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	0.00%	137,238	16.806589	2,306,503	0.97%	38.04%
2005	0.00%	40,850	12.174767	497,339	0.22%	21.75%	1/18/2005
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
2008	0.00%	87,717	7.868935	690,240	3.11%	-29.78%
2007	0.00%	48,960	11.205324	548,613	3.16%	6.14%
2006	0.00%	16,886	10.556998	178,265	2.44%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
2008	0.00%	92,901	9.781713	908,732	6.65%	-9.87%
2007	0.00%	43,116	10.853118	467,943	9.87%	2.98%
2006	0.00%	11,000	10.538858	115,927	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
2008	0.00%	118,818	7.608765	904,059	3.05%	-38.64%
2007	0.00%	78,552	12.399481	974,004	2.94%	14.36%
2006	0.00%	31,056	10.842096	336,712	0.76%	8.42%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	372,264	$8.979238	$3,342,647	0.00%	38.78%
2008	0.00%	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	0.00%	282,016	11.597638	3,270,719	0.95%	11.90%
2006	0.00%	71,982	10.364424	746,052	0.98%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
2008	0.00%	53,018	6.126963	324,839	3.98%	-38.06%
2007	0.00%	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
2008	0.00%	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	0.00%	147,776	12.027193	1,777,330	8.79%	3.17%
2006	0.00%	39,250	11.657910	457,573	8.07%	10.60%
2005	0.00%	9,302	10.540776	98,050	4.45%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
2008	0.00%	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	0.00%	118,462	26.524857	3,142,188	0.73%	45.55%
2006	0.00%	70,486	18.224168	1,284,549	0.66%	36.64%
2005	0.00%	15,086	13.336908	201,201	0.17%	33.37%	5/2/2005
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
2008	0.00%	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
2008	0.00%	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
2008	0.00%	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
2008	0.00%	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
2008	0.00%	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%
2008	0.00%	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
2008	0.00%	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
2008	0.00%	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
2008	0.00%	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
2008	0.00%	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
2008	0.00%	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
2008	0.00%	931	9.947099	9,261	1.74%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Fund - Class I (TRF)
2009	0.00%	376,462	$9.839457	$3,704,182	1.40%	26.10%
2008	0.00%	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	0.00%	386,326	13.351018	5,157,845	1.14%	8.18%
2006	0.00%	222,556	12.341341	2,746,639	1.31%	13.63%
2005	0.00%	25,358	10.861219	275,419	0.93%	8.61%	1/18/2005
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
2008	0.00%	545,866	12.275629	6,700,849	4.43%	7.72%
2007	0.00%	326,118	11.395982	3,716,435	4.73%	7.16%
2006	0.00%	165,492	10.634744	1,759,965	5.04%	3.34%
2005	0.00%	29,424	10.290913	302,800	4.18%	2.91%	1/18/2005
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
2008	0.00%	54,491	9.339799	508,933	0.29%	-25.23%
2007	0.00%	54,712	12.491648	683,443	0.09%	13.23%
2006	0.00%	28,850	11.032385	318,284	0.00%	2.70%
2005	0.00%	8,226	10.742057	88,364	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
2008	0.00%	54,054	6.837123	369,573	2.13%	-43.11%
2007	0.00%	44,394	12.017667	533,512	1.65%	9.50%
2006	0.00%	2,420	10.975279	26,560	1.61%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%
2008	0.00%	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	0.00%	347,696	13.637494	4,741,702	2.08%	5.96%
2006	0.00%	194,850	12.870621	2,507,841	2.36%	16.87%
2005	0.00%	83,876	11.012968	923,724	2.38%	10.13%	1/18/2005
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
2008	0.00%	56,571	10.892776	616,215	3.52%	-6.02%
2007	0.00%	40,552	11.590847	470,032	3.70%	5.38%
2006	0.00%	23,784	10.998997	261,600	3.70%	6.16%
2005	0.00%	3,422	10.360404	35,453	2.23%	3.60%	1/18/2005
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
2008	0.00%	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	0.00%	929,278	12.538964	11,652,183	2.87%	5.66%
2006	0.00%	595,670	11.867343	7,069,020	2.91%	11.35%
2005	0.00%	122,878	10.657424	1,309,563	2.66%	6.57%	1/18/2005
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
2008	0.00%	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	0.00%	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	0.00%	649,858	12.469697	8,103,532	2.61%	14.54%
2005	0.00%	231,586	10.886732	2,521,215	2.77%	8.87%	1/18/2005
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
2008	0.00%	80,064	10.254072	820,982	3.23%	-15.04%
2007	0.00%	70,206	12.069809	847,373	3.13%	5.86%
2006	0.00%	64,676	11.401762	737,420	3.28%	8.42%
2005	0.00%	13,158	10.516039	138,370	2.43%	5.16%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	134,098	$11.811646	$1,583,918	1.00%	36.76%
2008	0.00%	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	0.00%	101,070	13.593553	1,373,900	1.39%	7.56%
2006	0.00%	49,716	12.638155	628,319	1.28%	9.89%
2005	0.00%	13,924	11.500795	160,137	1.04%	15.01%	1/18/2005
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
2008	0.00%	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	0.00%	817,742	11.246272	9,196,549	4.64%	4.79%
2006	0.00%	656,122	10.731921	7,041,449	4.27%	4.53%
2005	0.00%	663,162	10.266806	6,808,556	2.25%	2.67%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
2008	0.00%	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%
2008	0.00%	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	0.00%	307,790	14.468946	4,453,397	2.22%	2.93%
2006	0.00%	173,608	14.056822	2,440,377	1.95%	22.75%
2005	0.00%	42,776	11.451970	489,869	0.66%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
2008	0.00%	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
2008	0.00%	144	6.357067	915	0.30%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
2008	0.00%	173,477	6.279727	1,089,389	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
2008	0.00%	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
2008	0.00%	80,272	6.814966	547,051	0.00%	-46.42%
2007	0.00%	57,310	12.718919	728,921	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
2008	0.00%	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	0.00%	59,678	11.788779	703,531	1.35%	-6.89%
2006	0.00%	33,060	12.661605	418,593	0.48%	17.29%
2005	0.00%	13,324	10.794811	143,830	0.22%	7.95%	1/18/2005
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
2008	0.00%	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	0.00%	155,600	13.167514	2,048,865	0.11%	2.13%
2006	0.00%	141,192	12.892586	1,820,330	0.17%	12.04%
2005	0.00%	49,848	11.507293	573,616	0.00%	15.07%	1/18/2005
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
2008	0.00%	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	0.00%	151,972	11.218961	1,704,968	4.91%	4.62%
2006	0.00%	28,788	10.723071	308,696	4.72%	4.84%
2005	0.00%	12,746	10.228234	130,369	3.05%	2.28%	1/18/2005
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%
2008	0.00%	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	61,728	$12.888766	$795,598	0.00%	52.44%
2008	0.00%	25,239	8.454726	213,389	0.00%	-48.59%
2007	0.00%	22,160	16.444438	364,409	0.00%	20.19%
2006	0.00%	47,156	13.682536	645,214	0.00%	11.08%
2005	0.00%	14,102	12.317458	173,701	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	33,539	10.399250	348,780	0.00%	25.84%
2008	0.00%	38,980	8.263942	322,128	0.00%	-41.29%
2007	0.00%	34,344	14.076100	483,430	0.00%	22.49%
2006	0.00%	17,260	11.492027	198,352	0.35%	-0.29%
2005	0.00%	7,080	11.525230	81,599	0.00%	15.25%	1/18/2005
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
2008	0.00%	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	0.00%	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	0.00%	277,886	12.317759	3,422,933	1.96%	15.91%
2005	0.00%	70,808	10.627448	752,508	1.76%	6.27%	1/18/2005
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
2008	0.00%	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
2008	0.00%	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	0.00%	307,062	11.083576	3,403,345	3.10%	4.77%
2006	0.00%	185,136	10.578811	1,958,519	4.94%	4.20%
2005	0.00%	27,828	10.152239	282,517	4.19%	1.52%	1/18/2005
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	143,984	5.937752	854,942	0.92%	-51.77%
2007	0.00%	135,276	12.310539	1,665,320	0.67%	1.54%
2006	0.00%	106,230	12.123351	1,287,864	0.53%	13.20%
2005	0.00%	55,180	10.709293	590,939	0.18%	7.09%	1/18/2005
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
2008	0.00%	41,473	7.586238	314,623	0.00%	-42.49%
2007	0.00%	29,170	13.191695	384,802	0.00%	12.01%
2006	0.00%	19,966	11.776847	235,137	0.09%	6.30%
2005	0.00%	3,774	11.078867	41,812	0.11%	10.79%	1/18/2005
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
2008	0.00%	61,084	7.587025	463,445	0.00%	-47.03%
2007	0.00%	59,934	14.321990	858,374	0.00%	10.84%
2006	0.00%	45,230	12.920789	584,407	0.00%	16.52%
2005	0.00%	22,328	11.088904	247,593	0.00%	10.89%	1/18/2005
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
2008	0.00%	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
2008	0.00%	85,880	11.117573	954,776	4.70%	-1.59%
2007	0.00%	51,396	11.297046	580,623	4.62%	9.49%
2006	0.00%	47,864	10.317483	493,836	3.26%	1.59%
2005	0.00%	18,950	10.156270	192,461	3.61%	1.56%
VP International Fund - Class III (ACVI3)
2008	0.00%	7,987	9.507294	75,934	0.73%	-44.82%
2007	0.00%	5,228	17.230511	90,081	0.00%	18.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	139,706	$13.081223	$1,827,525	3.73%	29.94%
2008	0.00%	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	0.00%	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	0.00%	38,618	13.620466	525,995	0.93%	20.30%
2005	0.00%	15,942	11.322176	180,498	1.79%	13.22%	5/2/2005
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	27,402	7.124413	195,223	0.00%	-41.48%
2007	0.00%	24,316	12.174342	296,031	0.00%	21.02%
2006	0.00%	23,856	10.060123	239,994	0.00%	-3.28%
2005	0.00%	5,294	10.400804	55,062	0.00%	4.01%	1/18/2005
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	10.532686	2,760,501	5.50%	19.86%
2008	0.00%	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	0.00%	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	0.00%	117,422	12.650434	1,485,439	0.95%	18.65%
2005	0.00%	53,242	10.661727	567,652	0.00%	6.62%	1/18/2005
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	49,528	8.973691	444,449	0.00%	-48.62%
2007	0.00%	49,690	17.466180	867,894	0.00%	39.77%
2006	0.00%	15,320	12.496264	191,443	0.00%	9.01%
2005	0.00%	828	11.463606	9,492	0.00%	14.64%	5/2/2005
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
2008	0.00%	112,144	8.693766	974,954	0.74%	-30.91%
2007	0.00%	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	0.00%	49,732	12.666664	629,939	0.28%	14.41%
2005	0.00%	15,656	11.071201	173,331	0.00%	10.71%	1/18/2005
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
2008	0.00%	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	0.00%	212,590	12.889762	2,740,235	1.80%	5.26%
2006	0.00%	163,324	12.246198	2,000,098	1.85%	15.50%
2005	0.00%	66,272	10.602989	702,681	1.64%	6.03%	1/18/2005
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
2008	0.00%	74,430	9.217282	686,043	1.93%	-29.55%
2007	0.00%	76,138	13.083574	996,157	1.49%	7.13%
2006	0.00%	77,946	12.212508	951,916	1.23%	16.48%
2005	0.00%	32,988	10.484934	345,877	0.00%	4.85%	1/18/2005
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
2008	0.00%	5,195	10.152569	52,742	1.30%	-0.86%
2007	0.00%	2,642	10.240958	27,057	0.84%	-1.48%
2006	0.00%	6,984	10.395256	72,600	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
2008	0.00%	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	0.00%	77,274	11.108998	858,437	4.51%	5.38%
2006	0.00%	47,196	10.541505	497,517	3.49%	4.15%
2005	0.00%	18,824	10.121073	190,519	0.00%	1.21%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	681,006	$12.074163	$8,222,577	1.35%	35.66%
2008	0.00%	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	0.00%	573,780	15.508728	8,898,598	0.97%	17.51%
2006	0.00%	413,560	13.198045	5,458,183	1.27%	11.59%
2005	0.00%	146,390	11.827342	1,731,405	0.00%	18.27%	1/18/2005
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
2008	0.00%	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	0.00%	99,004	22.953063	2,272,445	0.13%	45.64%
2006	0.00%	67,128	15.759845	1,057,927	0.97%	16.62%
2005	0.00%	7,480	13.514321	101,087	1.11%	35.14%	5/2/2005
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
2008	0.00%	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	0.00%	186,880	13.060141	2,440,679	2.07%	1.42%
2006	0.00%	126,706	12.877569	1,631,665	3.51%	20.08%
2005	0.00%	37,512	10.724223	402,287	0.00%	7.24%	1/18/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
2008	0.00%	25,126	9.656832	242,638	3.16%	-25.08%
2007	0.00%	13,052	12.888793	168,225	2.84%	8.65%
2006	0.00%	7,258	11.863160	86,103	2.74%	9.78%
2005	0.00%	764	10.806063	8,256	0.43%	8.06%	5/2/2005
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%
2008	0.00%	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	0.00%	75,550	13.695591	1,034,702	2.54%	10.17%
2006	0.00%	21,224	12.431698	263,850	2.81%	11.81%
2005	0.00%	2,604	11.118664	28,953	1.23%	11.19%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
2008	0.00%	73,995	8.828445	653,260	2.64%	-38.08%
2007	0.00%	45,384	14.256765	647,029	2.65%	11.21%
2006	0.00%	20,124	12.819894	257,988	2.35%	13.15%
2005	0.00%	4,108	11.329788	46,543	0.88%	13.30%	5/2/2005
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
2008	0.00%	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	0.00%	127,988	14.583722	1,866,541	0.52%	26.87%
2006	0.00%	55,984	11.495023	643,537	0.16%	6.73%
2005	0.00%	19,034	10.769983	204,996	0.00%	7.70%	1/18/2005
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
2008	0.00%	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	0.00%	409,144	11.078504	4,532,703	2.99%	4.21%
2006	0.00%	190,744	10.630812	2,027,764	1.72%	4.30%
2005	0.00%	39,276	10.192547	400,322	0.00%	1.93%	1/18/2005
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
2008	0.00%	459,190	9.483511	4,354,734	0.39%	-39.51%
2007	0.00%	340,096	15.677232	5,331,764	0.74%	15.49%
2006	0.00%	215,078	13.574900	2,919,662	0.15%	12.59%
2005	0.00%	71,246	12.056903	859,006	0.00%	20.57%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	140,027	$12.269434	$1,718,052	2.18%	26.49%
2008	0.00%	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	0.00%	117,536	17.283296	2,031,409	2.79%	17.23%
2006	0.00%	97,890	14.743687	1,443,260	0.46%	17.95%
2005	0.00%	31,744	12.499996	396,800	0.00%	25.00%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
2008	0.00%	13,714	6.450849	88,468	0.53%	-51.17%
2007	0.00%	18,430	13.212045	243,498	0.84%	5.60%
2006	0.00%	36,554	12.511424	457,343	0.35%	16.20%
2005	0.00%	22,290	10.767426	240,006	0.00%	7.67%	1/18/2005
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
2008	0.00%	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	0.00%	107,748	11.637657	1,253,934	3.39%	3.76%
2006	0.00%	25,060	11.216304	281,081	0.01%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
2008	0.00%	144,472	8.799201	1,271,240	2.07%	-26.94%
2007	0.00%	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	0.00%	127,172	12.342050	1,569,563	1.32%	17.43%
2005	0.00%	55,804	10.510323	586,518	0.16%	5.10%	1/18/2005
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
2008	0.00%	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	0.00%	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	0.00%	83,984	13.073214	1,097,941	0.81%	17.30%
2005	0.00%	26,166	11.144808	291,615	0.11%	11.45%	1/18/2005
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%
2008	0.00%	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	0.00%	136,940	21.120230	2,892,204	1.73%	28.70%
2006	0.00%	66,476	16.410826	1,090,926	1.27%	28.17%
2005	0.00%	8,750	12.804274	112,037	0.00%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
2008	0.00%	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	0.00%	290,120	15.828965	4,592,299	2.05%	15.45%
2006	0.00%	150,140	13.711150	2,058,592	1.23%	21.46%
2005	0.00%	26,648	11.288544	300,817	0.09%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
2008	0.00%	183,134	13.148675	2,407,969	3.65%	6.21%
2007	0.00%	126,412	12.380292	1,565,017	2.06%	11.03%
2006	0.00%	41,780	11.150160	465,854	1.91%	12.84%
2005	0.00%	1,932	9.881172	19,090	0.94%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
2008	0.00%	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
International Portfolio - S Class Shares (AMINS)
2008	0.00%	43,853	8.019658	351,684	0.00%	-46.44%
2007	0.00%	294,064	14.972222	4,402,791	2.13%	3.21%
2006	0.00%	175,676	14.506093	2,548,372	0.39%	23.45%
2005	0.00%	19,008	11.750261	223,349	0.23%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	38,449	$7.206627	$277,088	1.00%	-45.95%
2007	0.00%	34,958	13.332382	466,073	0.38%	3.05%
2006	0.00%	32,076	12.937253	414,975	0.50%	10.94%
2005	0.00%	13,062	11.661977	152,329	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
2008	0.00%	11,100	6.760031	75,036	0.00%	-39.47%
2007	0.00%	13,816	11.168606	154,305	0.00%	0.52%
2006	0.00%	11,400	11.111353	126,669	0.00%	5.25%
2005	0.00%	7,116	10.556851	75,123	0.00%	5.57%	1/18/2005
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
2008	0.00%	59,850	8.193158	490,361	0.39%	-39.44%
2007	0.00%	480,500	13.529389	6,500,871	0.10%	7.61%
2006	0.00%	255,116	12.572219	3,207,374	0.11%	13.70%
2005	0.00%	35,240	11.057136	389,653	0.00%	10.57%	1/18/2005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	10.376282	1,379,807	0.30%	44.52%
2008	0.00%	135,069	7.179944	969,789	0.13%	-45.52%
2007	0.00%	103,734	13.178440	1,367,052	0.19%	14.15%
2006	0.00%	78,600	11.544928	907,431	0.24%	7.95%
2005	0.00%	26,486	10.694866	283,264	0.00%	6.95%	1/18/2005
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
2008	0.00%	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	0.00%	140,074	15.092302	2,114,039	1.12%	6.34%
2006	0.00%	106,424	14.192798	1,510,454	0.66%	17.69%
2005	0.00%	35,974	12.059670	433,835	0.00%	20.60%	5/2/2005
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
2008	0.00%	57,935	2.039384	118,152	6.20%	-78.89%
2007	0.00%	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
2008	0.00%	17,970	2.396292	43,060	8.02%	-78.67%
2007	0.00%	22,958	11.235173	257,937	7.79%	-0.10%
2006	0.00%	29,360	11.246592	330,200	5.49%	9.42%
2005	0.00%	13,472	10.278092	138,466	0.00%	2.78%	1/18/2005
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
2008	0.00%	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	0.00%	420,354	12.902441	5,423,593	0.81%	4.42%
2006	0.00%	290,410	12.355835	3,588,258	0.63%	15.02%
2005	0.00%	57,526	10.741901	617,939	0.00%	7.42%	1/18/2005
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
2008	0.00%	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	0.00%	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	0.00%	121,838	13.148448	1,601,981	0.09%	15.00%
2005	0.00%	22,356	11.433673	255,611	0.00%	14.34%	1/18/2005
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.00%	940	$9.225448	$8,672	2.75%	29.81%
2008	0.00%	703	7.106768	4,996	2.14%	-38.70%
2007	0.00%	474	11.592654	5,495	1.38%	-6.04%
2006	0.00%	434	12.337654	5,355	1.51%	15.91%
2005	0.00%	236	10.644129	2,512	0.00%	6.44%	1/18/2005
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
2008	0.00%	258	7.512177	1,938	0.00%	-37.03%
2007	0.00%	292	11.929998	3,484	0.00%	5.52%
2006	0.00%	290	11.305866	3,279	0.10%	5.44%
2005	0.00%	262	10.722995	2,809	0.00%	7.23%	1/18/2005
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
2008	0.00%	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	0.00%	203,460	13.915435	2,831,234	0.12%	12.49%
2006	0.00%	49,464	12.370493	611,894	0.35%	9.33%
2005	0.00%	9,310	11.314946	105,342	0.19%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	10.380043	2,349,803	1.75%	25.25%
2008	0.00%	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	0.00%	182,422	13.002714	2,371,981	1.63%	3.03%
2006	0.00%	64,100	12.620348	808,964	1.58%	18.65%
2005	0.00%	17,336	10.636871	184,401	1.53%	6.37%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	104,103	11.230967	1,169,177	3.75%	1.31%
2007	0.00%	81,628	11.086232	904,947	3.94%	5.23%
2006	0.00%	12,266	10.535464	129,228	3.83%	4.03%
2005	0.00%	812	10.127763	8,224	1.18%	1.28%	5/2/2005
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,152	7.252787	516,049	0.00%	-46.11%
2007	0.00%	291,816	13.458816	3,927,498	0.00%	9.01%
2006	0.00%	147,306	12.345868	1,818,620	0.00%	9.91%
2005	0.00%	23,166	11.232927	260,222	0.00%	12.33%	1/18/2005
2009	Contract owners equity:				$231,055,415
2008	Contract owners equity:				$167,434,335
2007	Contract owners equity:				$187,786,831
2006	Contract owners equity:				$101,882,320
2005	Contract owners equity:				$29,184,634
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm
PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26a.txt," and hereby incorporated by reference.

(b)	Not Applicable.

(c)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt,"and hereby incorporated by reference.

(d)	Contract – Filed previously with registration statement (333-156020) on June 6, 2009, as document "contract.htm," and hereby incorporated by reference.

(e)	Applications – Filed previously with registration statement (333-156020) on June 6, 2009, as document "application.htm," and hereby incorporated by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf1.htm " and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf2.htm " and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document " exhibitf3.htm " and hereby incorporated by reference.

(g)	Reinsurance Contracts –Not applicable.

(h)
Participation Agreements – The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, as document "aimfpa99h1.htm".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentfpa99h2.htm".

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, as document "dreyfusfpa99h3.htm".

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, as document "fidifpa99h5.htm".

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, as document "frankfpa99h8.htm".

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, as document "janusfpa99h9a.htm".

(7)	Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, as document "mfsfpa99h11.htm".

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm".

(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, as document "oppenfpa99h14.htm".

(10)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, as document "univfpa99h16.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(11)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(12)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) as amended, dated April 13, 2004, under document "blackrockfpa.htm".

(13)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.thm".

(14)	Fund Participation Agreement with Waddell and Reed Fund Services Company, Waddell and Reed, Inc. and W&R Target Funds, Inc. as amended.

(15)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

(i)
Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".

(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".

(4)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, as document "fidiiiasa99i5b.htm".

(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".

(7)
Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".

(8)
Fund Participation Agreement with Nationwide Variable Insurance Trust dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, as document "nwasa99i10.htm".

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust dated January 1, 2006.  See Exhibit D for information related to administrative services, as document "neuberasa99i11.htm".

(10)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, as document "oppenasa99i12.htm".

(11)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(12)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

(j)	Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-156020) on June 6, 2009, as document "opinionofcounsel.htm," and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document " exhibit_26q.htm " and is hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto as document "poa.htm".

Item 27.                      Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 29.          Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.          Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1 4 th day of April , 2010 .

NATIONWIDE VLI SEPARATE ACCOUNT-7
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /S/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 1 4 th day of April , 2010 .
KIRT A. WALKER
Kirt A. Walker , President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher , Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact